                                                 Registration No.:      2-44752
                                                                        811-2297


                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           X
                                                       ------------
         Pre-Effective Amendment No.        [  ]
         Post-Effective Amendment No.       [51]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   X
                                                                ---
         Amendment No.                      [51]


                           STRATTON GROWTH FUND, INC.
                           --------------------------
               (Exact Name of Registrant as Specified in Charter)

       610 W. Germantown Pike, Suite 300, Plymouth Meeting, PA 19462-1050
       ------------------------------------------------------------------
           (Address of Principal Executive Offices including Zip Code)

                                 (610) 941-0255
                                 --------------
              (Registrant's Telephone Number, including Area Code)

                     Patricia L. Sloan, Secretary/Treasurer
                           Stratton Growth Fund, Inc.
       610 W. Germantown Pike, Suite 300, Plymouth Meeting, PA 19462-1050
       ------------------------------------------------------------------
                     (Name and Address of Agent for Service)

                                 With copies to:
                               Edward Searle, Esq.
                           Drinker Biddle & Reath LLP
                                One Logan Square
                            18/th/ and Cherry Streets
                           Philadelphia, PA 19103-6996
                                 (215) 988-2700


It is proposed that this filing will become effective (check appropriate box):

[ ]  immediately upon filing pursuant to paragraph (b)
[X]  on May 1, 2003 pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(1)
[ ]  on (date) pursuant to paragraph (a)(1)
[ ]  75 days after filing pursuant to paragraph (a)(2)
[ ]  on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment


Title of Securities Being Registered: Shares of Common Stock

PROSPECTUS
MAY 1, 2003

Stratton Growth Fund
Stratton Monthly Dividend REIT Shares
Stratton Small-Cap Value Fund

LOGO

                                    STRATTON
                                  Mutual Funds
                         Stability . Strategy . Success

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. It is a criminal offense to state otherwise.

                             STRATTON MUTUAL FUNDS

                          Stratton Growth Fund, Inc.
                  Stratton Monthly Dividend REIT Shares, Inc.
                         Stratton Small-Cap Value Fund

                                  PROSPECTUS
                                  May 1, 2003

                       Plymouth Meeting Executive Campus
                       610 W. Germantown Pike, Suite 300
                        Plymouth Meeting, PA 19462-1050
                                (610) 941-0255

                               TABLE OF CONTENTS


                                                            Page
                                                            ----
                Fund Summaries.............................   2
                Fees and Expenses..........................  11
                Financial Highlights.......................  12
                Investment Policies and Risk Considerations  14
                Advisor....................................  15
                Pricing Fund Shares........................  16
                How to Buy Fund Shares.....................  17
                How to Redeem Fund Shares..................  19
                Exchange Privilege.........................  21
                Retirement and Education Plans.............  21
                Tax Treatment: Dividends and Distributions.  21

FUND SUMMARIES    This Prospectus offers shares of the following funds:
                  Stratton Growth Fund, Inc. ("SGF"); Stratton Monthly Dividend
                  REIT Shares, Inc. ("SMDS"); and Stratton Small-Cap Value Fund
                  ("SSCV") a separate series of The Stratton Funds, Inc.
                  Shareholders should be aware that by combining the Prospectus of each fund into this one document, there is the possibility that one fund may become liable for any misstatements in the Prospectus about another fund. To the extent that a fund incurs such liability, a shareholder's investment in such fund could be adversely affected.

Stratton Growth Fund

Investment        The fund seeks long-term growth of capital. The fund also
Objectives        seeks current income from interest and dividends as a
                  secondary objective.

Principal         The fund invests primarily in common stocks, including
Investment        dividend-paying stocks, of well-established U.S. companies
Strategies        that the advisor believes are undervalued. These value stocks appear to be under-priced based on traditional measures such as lower price-to-earnings and price-to-book ratios. The advisor believes that undervalued companies with good earnings prospects have superior appreciation potential with reasonable levels of risk.

                  The advisor focuses on common stocks of companies with strong cash flow. Companies often share excess cash flow by paying above-average dividends to shareholders. The advisor looks at characteristics such as strong dividend growth rates and healthy dividend coverage when selecting potential buy candidates. The advisor believes that companies which consistently strive to increase their dividends tend to offer the potential of above-average returns. Fundamental analysis is conducted by the advisor on other important characteristics such as the earnings outlook, management strengths, and industry competitive position.

                  All of the above mentioned characteristics are reviewed when eliminating a stock from the portfolio if, when compared to its peers, a stock has unfavorable future prospects. The advisor continuously reviews economic and social conditions so that the fund's portfolio has the greatest possible potential for capital growth, consistent with reasonable levels of risk. The fund hopes to achieve steady, stable growth of principal and dividend income.

Principal         The value of your investment will go up and down, which means
Investment        you could lose money when you sell your shares. There are
Risks             risks involved with any investment, but the risks associated with an investment in this fund include:

                  . Stock Market Risk, or the risk that movements in the stock market may cause the price of securities held by the fund to go up or down

                  . Manager Risk, or the risk that the portfolio manager's
                    strategy may fail to produce the intended results

                  Who may want to invest in SGF?

                  You may want to invest in this fund if you:
                  . desire an investment that focuses on growth and income . are investing for retirement or other long-term goals . can tolerate performance that varies from year to year

Fund Performance  The following charts provide some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual returns compare with those of a broad measure of market performance. The returns include reinvestment of dividends and distributions. As with all mutual funds, past performance (before and after taxes) does not predict the fund's future performance.

                              Annual Returns (%)

                                    [CHART]

1993      6.41
1994      7.19
1995     37.68
1996     14.17
1997     36.06
1998     11.46
1999     (9.29)
2000     22.05
2001     10.18
2002    (21.38)


For the ten years ended December 31, 2002:

Best quarter:   15.47%,  December 31, 1998
Worst quarter: (18.53%), September 30, 2002

                               Performance Table

             Average Annual Total Returns as of December 31, 2002

                                                                        1 Year   5 Years 10 Years
                                                                       -------   ------- --------
Stratton Growth Fund
 Return Before Taxes.................................................. (21.38%)   1.34%   10.06%
 Return After Taxes on Distributions.................................. (21.66%)  (0.22%)   7.94%
 Return After Taxes on Distributions and Sale of Fund Shares.......... (12.98%)*  0.93%*   7.78%

S&P 500 Index** (reflects no deduction for expenses or taxes)......... (22.09%)  (0.59%)   9.34%
S&P/BARRA Value Index*** (reflects no deduction for expenses or taxes) (20.85%)  (0.85%)   9.39%

--------

 * Return after taxes on distributions and sale of fund shares is higher because of realized losses. These losses are recorded as a tax benefit, which increases the return.

** The S&P 500 Index is a widely recognized, unmanaged index of 500 common stocks that is generally considered to be representative of the U.S. stock market as a whole.

*** The S&P/BARRA Value Index is an unmanaged, capitalization-weighted index of all stocks in the S&P 500 Index that have low price-to-book ratios.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Stratton Monthly Dividend REIT Shares

Investment        The fund seeks a high rate of return from dividend and
Objective         interest income.


Principal         The fund invests, under normal circumstances, at least 80% of
Investment        its net assets plus any borrowings for investment purposes
Strategies        (measured at the time of purchase) in common stocks and other equity securities of real estate investment trusts ("REITs").
                  REITs were created to enable investors to participate in the benefits of owning income-producing real estate. REITs own many different types of properties, such as apartment complexes, office buildings, hotels, health care facilities, shopping centers and shopping malls.

                  The fund is managed to provide a high level of monthly income to its shareholders and therefore looks for companies that have strong dividend payouts. The fund needs higher yielding securities to attempt to maintain its dividend payout. REITs satisfy this income requirement, while also offering the potential for dividend growth and capital appreciation. Investment decisions will be made on the basis of an analysis of fundamentals of individual companies and on relevant economic and social conditions.

Principal         The value of your investment will go up and down, which means
Investment        you could lose money when you sell your shares. There are
Risks             risks involved with any investment, but the risks associated with an investment in this fund include:

                  . Stock Market Risk, or the risk that movements in the stock market may cause the price of securities held by the fund to go up or down


                  . Real Estate Market and REIT Risk, or the risk that your
                    investment may be affected by conditions in the real estate industry such as declining property values due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments. REIT prices also may drop because of the failure of borrowers to pay their loans and as a result of poor management.


                  . Investment Category Risk, or the risk that the fund's
                    concentration in REIT securities may produce a greater risk of loss than a non-concentrated mutual fund

                  . Manager Risk, or the risk that the portfolio manager's
                    strategy may fail to produce the intended results

                  Who may want to invest in SMDS?

                  You may want to invest in this fund if you:
                  . desire an investment that focuses on income
                  . are investing for retirement or other long-term goals . can tolerate performance that varies from year to year

Fund Performance  The following charts provide some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual returns compare with those of a broad measure of market performance. The returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance (before and after taxes) does not predict the fund's future performance.

                              Annual Returns (%)

                                    [CHART]

1993      6.60
1994    (12.13)
1995     23.45
1996      8.58
1997     18.09
1998    (11.75)
1999     (6.25)
2000     20.10
2001     22.98
2002      6.46


For the ten years ended December 31, 2002:

Best quarter:    12.83%, June 30, 1999
Worst quarter:  (7.26%), June 30, 1994

                               Performance Table

             Average Annual Total Returns as of December 31, 2002*

                                                      1 Year  5 Years 10 Years
                                                     -------- ------- --------
  Stratton Monthly Dividend REIT Shares
    Return Before Taxes.............................    6.46%   5.40%   6.79%
    Return After Taxes on Distributions.............    1.24%   1.83%   3.49%
    Return After Taxes on Distributions and Sale of
     Fund Shares....................................    1.10%   2.14%   3.55%

  S&P 500 Index** (reflects no deduction for
    expenses or taxes).............................. (22.09%) (0.59%)   9.34%
  NAREIT Equity Index*** (reflects no deduction for
    expenses or taxes)..............................    5.22%   3.57%  10.68%

--------

 * Prior to December 1996, SMDS was heavily invested in electric utility stocks and utilized the Dow Jones Utility Average Index as its benchmark. The ten-year average annual returns shown above for the fund reflect the effect on returns of the prior investment emphasis.

** The S&P 500 Index is a widely recognized, unmanaged index of 500 common stocks that is generally considered to be representative of the U.S. stock market as a whole.

*** The NAREIT Equity Index is an unmanaged index of 150 real estate investment trusts.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Stratton Small-Cap Value Fund

Investment        The fund seeks long-term capital appreciation.
Objective

Principal         The fund invests, under normal circumstances, at least 80% of
Investment        its assets plus any borrowings for investment purposes
Strategies        (measured at the time of purchase) in common stock and
                  securities convertible into common stock of small capitalization companies. Small-cap companies include companies with market capitalizations, at the time of purchase, that are below the market capitalization of any stock in the Russell 2000 Index. These common stocks are of well-established U.S. companies that the advisor believes are undervalued. These value stocks appear to be under-priced based on traditional measures such as lower price-to-earnings and price-to-book ratios.

                  Generally, small company stocks are considered more volatile than large company stocks because they have limited product lines and financial resources. Stocks of these companies may experience more abrupt price movements than larger cap stocks.

                  The advisor employs a three-step process that focuses on a stock's fundamental valuation, earnings projections and, as a confirming factor, relative price strength. Fundamental valuation is the largest component of the process and takes into consideration both a company's valuation relative to its peers and its valuation relative to its private market value. The advisor believes that undervalued companies with good earnings prospects have superior appreciation potential with reasonable levels of risk.

                  Securities in the portfolio that the advisor may sell are those stocks with either poor earnings prospects relative to their peers or stocks that have excessive valuations relative to their peers.

Principal         The value of your investment in the fund will go up and down,
Investment        which means you could lose money when you sell your shares.
Risks             There are risks involved with any investment, but the risks associated with an investment in this fund include:

                  . Stock Market Risk, or the risk that movements in the stock market may cause the price of securities held by the fund to go up or down

                  . Small-Cap Stock Risk, or the risk that the fund's
                    investment in small-cap stock companies may be subject to greater earnings and price volatility in comparison to large companies

                  . Manager Risk, or the risk that the portfolio manager's
                    strategy may fail to produce the intended results

                  Who may want to invest in SSCV?

                  You may want to invest in this fund if you:
                  . desire an investment that focuses on capital appreciation . are investing for retirement or other long-term goals
                  . are willing to accept more market risk in return for the potentially higher returns that may come from investing in small-cap companies
                  . can tolerate performance that varies from year to year

Fund Performance  The following charts provide some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual returns compare with those of a broad measure of market performance. The returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance (before and after taxes) does not predict the fund's future performance.

                              Annual Returns (%)

                                    [CHART]



 1994    1995    1996      1997     1998     1999     2000     2001     2002
------  ------  ------    ------   ------   ------   ------   ------   ------
(2.70)  27.27    14.96    42.40    (9.58)   (1.98)    23.91    10.89   (9.51)




For the nine years ended December 31, 2002:

Best quarter:   18.62%,  December 31, 2001
Worst quarter: (18.92%), September 30, 1998

                               Performance Table

             Average Annual Total Returns as of December 31, 2002

                                                                                         Since
                                                                      1 Year   5 Years Inception*
                                                                    -------    ------- ----------
Stratton Small-Cap Value Fund
 Return Before Taxes...............................................  (9.51%)    1.96%    9.42%
 Return After Taxes on Distributions...............................  (9.52%)    1.50%    8.49%
 Return After Taxes on Distributions and Sale of Fund Shares.......  (5.83%)**  1.43%    7.55%

Russell 2000 Index*** (reflects no deduction for expenses or taxes) (20.48%)   (1.36%)   6.95%

--------

 * Performance of the fund is based on the period April 12, 1993 (commencement of operations) through December 31, 2002. Performance of the Russell 2000 Index is based on the period March 31, 1993 through December 31, 2002.

** Return after taxes on distributions and sale of fund shares is higher because of realized losses. These losses are recorded as a tax benefit, which increases the return.

*** The Russell 2000 Index is an unmanaged index comprised of the smallest 2000 companies in the Russell 3000 Index, representing approximately 8% of the Russell 3000 total market capitalization. The Russell 3000 Index represents approximately 98% of the investable U.S. equity market.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FEES AND EXPENSES The following table describes the fees and expenses you may pay if you buy and hold shares of the funds.

                                                        SGF  SMDS    SSCV
                                                       ----- ----- -----
    Shareholder Fees: (fees paid directly from your
      investment)
       Redemption Fee (as a percentage of amount
         redeemed within 120 days of purchase)........ 1.50% 1.50% 1.50%
       Exchange Fee (as a percentage of amount
         exchanged within 120 days of purchase)....... 1.50% 1.50% 1.50%

    Annual Fund Operating Expenses: (expenses that are
      deducted from fund assets)
       Management Fees................................ 0.75% 0.63% 1.19%/1/
       Distribution (12b-1) Fees......................  None  None  None
       Other Expenses................................. 0.53% 0.40% 0.49%
                                                       ----- ----- -----
       Total Fund Operating Expenses.................. 1.28% 1.03% 1.68%
                                                       ----- ----- -----

                  Expense Example2:

                  This example is intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds. The example illustrates the expenses that you would pay on a $10,000 investment, assuming (1) a 5% annual rate of return, (2) redemption at the end of each time period, (3) all distributions are reinvested; and (4) each fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                           1 Year 3 Years 5 Years 10 Years
                           ------ ------- ------- --------
                      SGF.  $130   $406    $702    $1,545
                      SMDS  $105   $328    $569    $1,259
                      SSCV  $171   $530    $913    $1,987

                  --------
               /1/ This fee represents the basic management fee of 0.75%
                   payable to SSCV, plus a performance adjustment earned by the advisor for the fiscal year ended December 31, 2002. The performance adjustment is a rolling 24-month comparison to the Russell 2000 Index. See "Advisor" for a further discussion.

               /2/ The Expense Example does not include the funds' redemption or exchange fees because they apply only to shares redeemed within 120 days of purchase.

                  In addition to the above fees, the funds' transfer agent charges $9 for each redemption by wire transfer.

FINANCIAL         The financial highlights tables are intended to help you
HIGHLIGHTS        understand each fund's financial performance during the past five years. Certain information reflects financial results for a single fund share. The total returns represent how much your investment in a fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. This information has been audited by Tait, Weller & Baker, independent accountants, whose report, along with the funds' financial statements is incorporated by reference into the Statement of Additional Information and is included in the funds' Annual Report to Shareholders dated
                  December 31, 2002, which may be obtained free of charge by calling (800) 634-5726.

                          Stratton Growth Fund, Inc.

                                                              Years Ended December 31,
                                                   ---------------------------------------------
                                                     2002      2001     2000     1999      1998
                                                   -------   -------  -------  -------   -------
Net Asset Value, Beginning of Period.............. $ 32.81   $ 32.61  $ 29.23  $ 34.07   $ 33.39
                                                   -------   -------  -------  -------   -------
Income From Investment Operations
  Net investment income...........................   0.150     0.260    0.321    0.416     0.570
  Net gains (losses) on securities (both realized
   and unrealized)................................  (7.120)    2.950    5.829   (3.516)    3.130
                                                   -------   -------  -------  -------   -------
   Total from investment operations...............  (6.970)    3.210    6.150   (3.100)    3.700
                                                   -------   -------  -------  -------   -------
Less Distributions
  Dividends (from net investment income)..........  (0.150)   (0.260)  (0.330)  (0.410)   (0.590)
  Distributions (from capital gains)..............  (0.230)   (2.750)  (2.440)  (1.330)   (2.430)
                                                   -------   -------  -------  -------   -------
   Total distributions............................  (0.380)   (3.010)  (2.770)  (1.740)   (3.020)
                                                   -------   -------  -------  -------   -------
Net Asset Value, End of Period.................... $ 25.46   $ 32.81  $ 32.61  $ 29.23   $ 34.07
                                                   =======   =======  =======  =======   =======
Total Return......................................  (21.38%)   10.18%   22.05%   (9.29%)   11.46%
Ratios/Supplemental Data
  Net assets, end of period (in 000's)............ $37,603   $49,204  $47,251  $43,865   $63,323
  Ratio of expenses to average net assets.........    1.28%     1.21%    1.24%    1.13%     1.07%
  Ratio of net investment income to average net
   assets.........................................    0.49%     0.80%    1.13%    1.21%     1.60%
  Portfolio turnover rate.........................   41.31%    14.27%   49.10%   39.81%    38.02%

                  Stratton Monthly Dividend REIT Shares, Inc.

                                                               Years Ended December 31,
                                                   ----------------------------------------------
                                                      2002      2001     2000     1999      1998
                                                   ---------  -------  -------  -------   -------
Net Asset Value, Beginning of Period.............. $   26.74  $ 23.43  $ 21.28  $ 24.78   $ 30.25
                                                   ---------  -------  -------  -------   -------
Income From Investment Operations
 Net investment income............................     1.090    1.390    1.450    1.550     1.650
 Net gains (losses) on securities (both realized
   and unrealized)................................     0.650    3.840    2.620   (3.010)   (5.070)
                                                   ---------  -------  -------  -------   -------
   Total from investment operations...............     1.740    5.230    4.070   (1.460)   (3.420)
                                                   ---------  -------  -------  -------   -------
Less Distributions
 Dividends (from net investment income)...........    (1.090)  (1.390)  (1.450)  (1.550)   (1.650)
 Distributions (in excess of net investment
   income)........................................        --   (0.530)  (0.200)      --    (0.400)
 Return of capital................................    (0.830)      --   (0.270)  (0.490)       --
                                                   ---------  -------  -------  -------   -------
   Total distributions............................    (1.920)  (1.920)  (1.920)  (2.040)   (2.050)
                                                   ---------  -------  -------  -------   -------
Net Asset Value, End of Period.................... $   26.56  $ 26.74  $ 23.43  $ 21.28   $ 24.78
                                                   =========  =======  =======  =======   =======
Total Return                                            6.46%   22.98%   20.10%   (6.25%)  (11.75%)
Ratios/Supplemental Data
 Net assets, end of period (in 000's).............  $133,838  $89,709  $60,229  $59,413   $79,936
 Ratio of expenses to average net assets..........      1.03%    1.09%    1.20%    1.09%     1.02%
 Ratio of net investment income to average net
   assets.........................................      3.92%    7.80%    8.77%    6.61%     5.95%
 Portfolio turnover rate..........................     24.33%   71.16%   25.54%   13.94%    18.89%

                         Stratton Small-Cap Value Fund


                                                               Years Ended December 31,
                                                   -----------------------------------------------
                                                      2002      2001      2000     1999      1998
                                                   --------   -------   -------  -------   -------
Net Asset Value, Beginning of Period.............. $  25.30   $ 23.32   $ 19.44  $ 20.11   $ 22.47
                                                   --------   -------   -------  -------   -------
Income from Investment Operations
 Net investment income (loss).....................   (0.170)       --     0.242    0.278     0.170
 Net gains (losses) on securities (both realized
   and unrealized)................................   (2.240)    2.500     4.348   (0.678)   (2.310)
                                                   --------   -------   -------  -------   -------
   Total from investment operations...............   (2.410)    2.500     4.590   (0.400)   (2.140)
                                                   --------   -------   -------  -------   -------
Less Distributions
 Dividends (from net investment income)...........       --        --    (0.250)  (0.270)   (0.180)
 Distributions (from capital gains)...............   (0.010)   (0.520)   (0.440)      --    (0.040)
 Return of capital................................       --        --    (0.020)      --        --
                                                   --------   -------   -------  -------   -------
   Total distributions............................   (0.010)   (0.520)   (0.710)  (0.270)   (0.220)
                                                   --------   -------   -------  -------   -------
Net Asset Value, End of Period.................... $  22.88   $ 25.30   $ 23.32  $ 19.44   $ 20.11
                                                   ========   =======   =======  =======   =======
Total Return......................................    (9.51%)   10.89%    23.91%   (1.98%)   (9.58%)
Ratios/Supplemental Data
 Net assets, end of period (in 000's).............  $44,832   $44,330   $39,600  $36,054   $42,789
 Ratio of expenses to average net assets..........     1.68%     1.74%     0.98%    1.08%     1.56%
 Ratio of net investment income (loss) to average
   net assets.....................................    (0.69%)   (0.44%)    1.15%    1.29%     0.80%
 Portfolio turnover rate..........................    17.66%    38.16%    53.21%   43.44%    35.74%

INVESTMENT        The investment objective of SGF is fundamental, which means
POLICIES          it cannot be changed without the vote of a majority of the
AND RISK          fund's shares. The investment objectives of SMDS and SSCV are
CONSIDERATIONS    not fundamental, which means they can be changed by each
                  fund's Board of Directors.

                  Unless otherwise stated in this Prospectus or the Statement of Additional Information, each fund's investment policies are not fundamental. However, the funds intend to notify shareholders before making any change in policy or restriction, with at least 60 days notice before changing the 80% concentration policy with respect to SMDS and SSCV.

                  Each fund's fundamental investment restrictions are listed in the Statement of Additional Information.


Risk              Investments in small-cap companies have certain risks
Considerations    associated with them. First and foremost is their greater
for SSCV          earnings and price volatility in comparison to large
                  companies. Earnings risk is partially due to the undiversified nature of small company business lines. The fund attempts to counteract these concerns about investing in small-cap companies by using strict purchase criteria. One of these criteria stipulates that these companies must have been sound and on-going entities for at least three years. In addition, to be considered a buy candidate, companies must be characterized as being undervalued relative to their industry peers. Historically, undervalued small companies have had a lower risk profile than the overall small-capitalization market.


Risk              Each fund may invest in REITs. Equity REITs invest directly
Considerations    in real property while mortgage REITs invest in mortgages on
for each Fund     real property. REITs may be subject to certain risks
                  associated with the direct ownership of real estate including declines in the value of real estate, risks related to
REITs             general and local economic conditions, overbuilding and
                  increased competition, increases in property taxes and operating expenses, and variations in rental income.
                  Generally, increases in interest rates will decrease the value of high yielding securities and increase the costs of obtaining financing, which could decrease the value of the portfolio's investments. In addition, equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal
                  Revenue Code and to maintain exemption from the Investment
                  Company Act of 1940, as amended.

                  REITs pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REIT's taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. A fund intends to include the gross dividends from such REITs in its distributions to shareholders and, accordingly, a portion of the funds' distributions may also be designated as a return of capital. For more information, please see the discussion under "Tax
                  Treatment: Dividends and Distributions."

Temporary         Although each fund normally seeks to remain fully invested in
Investments       equity securities and, with respect to SMDS and SSCV, to
                  otherwise meet its 80% concentration policy requirement, each fund may invest temporarily up to 100% of its assets in certain short-term fixed income securities. Such securities may be used to invest uncommitted cash balances temporarily to maintain liquidity to meet shareholder redemptions, or as a defensive measure to protect capital. These securities include, but are not limited to, obligations of the U.S.
                  government, its agencies and instrumentalities, commercial paper, certificates of deposit, bankers acceptances and repurchase agreements. When a fund invests for defensive purposes, the fund may not achieve its investment objective.

                  For temporary defensive purposes, SGF may invest, without limitation, in non-convertible preferred stocks, debt securities and domestic corporate and government fixed income obligations. To the extent such investments are made, the fund will not be achieving growth of capital.

--------------------------------------------------------------------------------

ADVISOR Stratton Management Company, located at Plymouth Meeting Executive Campus, 610 W. Germantown Pike, Suite 300, Plymouth Meeting, PA 19462-1050, is the funds' advisor and manager and is a registered investment advisor. Stratton Management provides investment advisory services for a variety of individuals and institutions, and had approximately $902 million in assets under management as of December 31, 2002.

                  James W. Stratton is the Chief Executive Officer of Stratton Management and has been primarily responsible for the day-to-day investment management of SGF since the fund's inception in 1972. The final selection of stocks for the SMDS' portfolio is made by Mr. Stratton, who has served as portfolio manager for twenty-three years, and James A. Beers, President of the fund. Mr. Beers has served as Vice President of Stratton Management from 1997 to the present. Since 2000, the final decision to buy or sell stocks for the SSCV portfolio has been made by Mr. Stratton and Gerald M. Van Horn, CFA, President of the fund. Mr. Van Horn has served as equity research analyst of Stratton Management from 1998 to the present. He was previously an economic research analyst at Rightime Econometrics from 1997 to 1998.

                  Pursuant to Investment Advisory Agreements, Stratton Management provides an investment program in accordance with each respective fund's investment policies, limitations and restrictions.

Advisory Fee      Each fund pays Stratton Management a management fee which is calculated daily and paid monthly. Each fund's advisory agreement spells out the management fee and other expenses that the fund must pay. For the most recent fiscal year, SGF, SMDS and SSCV paid Stratton Management a management fee of 0.75%, 0.63% and 1.19% of each fund's respective average daily net assets.

                  SSCV's management fee is based on an annual rate of 0.75% of average daily net assets, plus/minus a performance fee adjustment. The performance fee adjustment is calculated at the end of each month based upon the fund's performance during the last rolling 24-month period. The fund's gross performance is then compared with the performance of the Russell 2000. The Russell 2000 is a widely recognized unmanaged common stock index of small to medium size companies. When the fund performs better than the Russell 2000, it pays Stratton Management additional fees. If the fund lags the Russell 2000, Stratton Management is paid less than the basic fee. Each 1.00% of the difference in performance between the fund and the Russell 2000 during the performance period is equal to a 0.10% adjustment to the basic fee. The end result is that if Stratton Management manages the fund in such a way as to outperform the benchmark index, it is paid more for its efforts. Most important, however, is the fact that if Stratton Management does not perform as well as the benchmark index, it is paid less, and in this way, penalized for poor performance.

                  The maximum annualized performance adjustment rate is +/- 0.50% of average net assets which would be added to or deducted from the advisory fee if the fund outperformed or underperformed the Russell 2000 by 5.00%. The effect of this performance fee adjustment is that the advisory fee may never be greater than 1.25% or less than 0.25% of the fund's average daily net assets for the preceding month.

--------------------------------------------------------------------------------

PRICING FUND      Fund share pricing is based upon net asset value. The net
SHARES            asset value per share of each fund is determined once each business day as of the close of regular trading hours
                  (normally 4:00 p.m. Eastern time) on the New York Stock
                  Exchange ("NYSE"). Such determination will be made by dividing the value of all securities and other assets
                  (including dividends accrued but not collected) less any liabilities (including accrued expenses), by the total number of shares outstanding.

                  Portfolio securities are valued as follows:

                  1. Securities listed or admitted to trading on any national securities exchange are valued at their last sale price on the exchange where the securities are principally traded or, if there has been no sale on that date, at the mean between the last reported bid and asked prices.

                  2. Securities traded in the over-the-counter market are
                     valued at the official closing price if carried in the National Market Issues section by NASDAQ; other over-the-counter securities are valued at the mean between the closing bid and asked prices obtained from a principal market maker.

                  3. All other securities and assets are valued at their fair value as determined in good faith by the Boards of Directors of the funds, which may include the amortized cost method for securities maturing in sixty days or less and other cash equivalent investments.

                  Determination of the net asset value may be suspended when the right of redemption is suspended as provided under "How to Redeem Fund Shares."

HOW TO BUY FUND SHARES

Timing of         You pay no sales charge to invest in any of the funds. Shares
Requests          of all funds are sold at the net asset value per share (NAV)
                  next determined after receipt of the purchase order by PFPC.

                  All requests received by PFPC before 4:00 p.m. Eastern time will be executed the same day, at that day's closing share price. Orders received after 4:00 p.m. Eastern time will be executed the following day, at that day's closing share price. Shares will not be priced on days when the NYSE is closed.

                  Shares of the funds will not be priced and are not available for purchase on the following days on which the NYSE is closed for trading: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


General           Please note that if you sell your shares within 120 days of
Information       the day you bought them, you will pay a redemption fee of
                  1.50% which will be deducted from your proceeds. This fee is retained by the funds to compensate the funds for the extra expense they incur as a result of short-term trading.


                  Shares of a fund may be repurchased or redeemed through broker/dealers who may charge a transaction fee. This fee would not otherwise be charged if the shares were purchased directly from a fund. The funds may accept wire purchase orders from broker/dealers and institutions that previously have been approved by a fund. The funds will not be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems. The funds reserve the right to reject any purchase order. The funds do not issue share certificates. Share certificates are issued only upon written shareholder request.

                  The funds do not accept third party checks for the purchase of shares. The funds reserve the right to delay sending redemption proceeds up to 15 days if you recently purchased shares by check. A $20 fee is charged to your account for any purchase check returned to the custodian.

                  Shareholder inquiries should be directed to the funds' transfer agent, PFPC Inc., P.O. Box 9801, Providence, RI 02940, or by calling toll-free (800) 472-4266. Certain special shareholder services, such as a request for a historical transcript of your account, may involve an additional fee.

                  Shareholders of each fund can obtain toll-free access to account information, as well as some transactions, by calling
                  (800) 472-4266. Integrated Voice Response System provides share price and price change for the funds, gives account balances and history (i.e., last transaction, latest dividend distribution, redemptions by check during the last three months) and allows exchanges of shares.

How to buy shares
--------------------------------------------------------------------------------
                              To open an account
--------------------------------------------------------------------------------
By Mail
--------------------------------------------------------------------------------
Complete the application.
If regular first-class mail, send to:
  STRATTON MUTUAL FUNDS
  c/o PFPC INC.
  P.O. BOX 9801
  PROVIDENCE, RI 02940

If express delivery, registered or certified mail, send to:
  STRATTON MUTUAL FUNDS
  c/o PFPC INC.
  760 MOORE ROAD
  KING OF PRUSSIA, PA 19406-1212

Please make check payable to the name of the fund you wish to invest in.

Minimum initial investment for the funds:
  $2,000 for non-retirement accounts
  No minimum for retirement accounts

--------------------------------------------------------------------------------
By Wire
--------------------------------------------------------------------------------
For new accounts, call (800) 472-4266. An account number will be assigned to you.

Call your bank with instructions to transmit federal funds to:
.. Boston Safe Deposit & Trust
.. ABA#: 011001234
.. Credit: The fund name
.. Acct#: 000701
.. FBO: name(s) on account registration and Acct#

Your bank may charge a wire fee.

Minimum investment: same as "By Mail" above.

Mail your completed application to PFPC Inc. at the address above.

--------------------------------------------------------------------------------
By Automatic Investment*
--------------------------------------------------------------------------------
Complete the application and return it with your initial investment. The minimum investment for this plan is $100.

Subsequent investments will be drawn from your bank account and invested into the fund(s).

* Requires $2,000 initial minimum balance in order to participate.

--------------------------------------------------------------------------------
                             To add to an account
--------------------------------------------------------------------------------
By Mail
--------------------------------------------------------------------------------
Please make check payable to the name of the fund you are investing in and write your account number on the check.

Mail your check and the stub from your last account statement to:
  STRATTON MUTUAL FUNDS
  c/o PFPC INC.
  P.O. BOX 9801
  PROVIDENCE, RI 02940

Minimum additional investments for the funds:
  $100 for non-retirement accounts
  No minimum for retirement accounts

--------------------------------------------------------------------------------
By Wire
--------------------------------------------------------------------------------
Follow instructions under "To open an account -- By Wire."

Minimum additional investment: same as "By Mail" above.

--------------------------------------------------------------------------------
By Automatic Investment
--------------------------------------------------------------------------------
Call (800) 472-4266 to request an application.

Complete and return the application along with any other required materials.

Subsequent investments will be drawn from your bank account and invested into the fund(s).

HOW TO REDEEM FUND SHARES

Timing of         Shares are redeemed at the net asset value next determined at
Requests          the close of regular trading hours on the NYSE after receipt of a request for redemption in the form described below, and the certificates (if any) evidencing the shares to be redeemed. A redemption fee may apply, see "Redemption Fee" below. The transfer agent charges a $9 fee for wiring redemption proceeds. Payment for shares redeemed is made by mailing a check to your address of record within five business days, or such shorter time period as may be required by applicable SEC rules, after receipt of the redemption request and certificates (if issued).

Redemption Fee    If you sell or exchange your shares within 120 days or less after the purchase date, you will be charged a redemption fee of 1.50% of the total redemption amount. This fee is retained by the funds to offset the brokerage commissions, market impact and other costs associated with fluctuations in fund asset levels and cash flow caused by short-term trading. The redemption fee may not apply in certain circumstances including the death or disability of a shareholder.

Telephone         Neither the funds nor any of their service contractors will
Redemptions       be liable for any loss or expense or cost in acting upon any telephone instructions that are reasonably believed to be genuine. To the extent that a fund fails to use reasonable procedures to verify the genuineness of telephone instructions, it and/or its service contractors may be liable for any such instructions that prove to be fraudulent or unauthorized. During periods of unusual economic or market changes, telephone redemptions may be difficult to implement.

Redeeming         If you wish to redeem shares that were recently purchased by
recently          check, the funds may delay mailing of your redemption check purchased shares  for up to 15 business days after your redemption request to allow the purchase check to clear. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay.

Signature         The funds may require additional documentation, or medallion
guarantees        signature guarantees on any redemptions if proceeds are to be paid to someone other than the account holder, when redemption proceeds are to be wired to a bank, requests are made to transfer share registration, on redemptions over $50,000 or when redemption proceeds are to be sent to an address other than the account holder's. For your protection, the funds require a medallion signature if the account address has been changed within 30 days of the redemption request. A medallion signature guarantee helps protect against fraud. You can obtain one from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion
                  Program (STAMP), Stock Exchanges Medallion Program (SEMP) and
                  New York Stock Exchange, Inc. Medallion Signature Program
                  (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted. Please call (800) 472-4266 with any questions about obtaining a medallion signature guarantee.

Accounts with     Due to the expense of maintaining accounts with low balances,
low balances      if your account falls below $500, the fund may ask you to
                  increase your balance. If your balance is still below $500 after 60 days, the fund may close your account and send you the proceeds.

General InformationThe funds reserve the right to suspend redemptions or postpone payments when the NYSE is closed for any reason
                  other than its usual weekend or holiday closings, when
                  trading is restricted by the SEC, or under any emergency circumstances. The funds also reserve the right to delay sending out redemption proceeds for up to seven days. This generally only applies to very large redemptions without notice, excessive trading, or during unusual market conditions.
How to redeem shares
--------------------------------------------------------------------------------
By Mail
--------------------------------------------------------------------------------

Write a letter of instruction that includes:
.. The fund name, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.
.. All signatures and any additional documents that may be required.

Mail your request and any applicable stock certificates you hold to:

If regular first-class mail, send to:
  STRATTON MUTUAL FUNDS
  c/o PFPC INC.
  P.O. BOX 9801
  PROVIDENCE, RI 02940

If express delivery, registered or certified mail, send to:
  STRATTON MUTUAL FUNDS
  c/o PFPC INC.
  760 MOORE ROAD
  KING OF PRUSSIA, PA 19406-1212

A check will be mailed to the name(s) and address in which the account is registered. A redemption fee may apply if you redeem your shares within 120 days or less after the purchase date.

--------------------------------------------------------------------------------
By Exchange
--------------------------------------------------------------------------------

Call (800) 472-4266 to request an exchange of shares into another Stratton Mutual Fund. An exchange fee may apply if you exchange your shares within 120 days or less after the purchase date.


--------------------------------------------------------------------------------

By Telephone

--------------------------------------------------------------------------------


To make redemptions by telephone, call (800) 472-4266 before the close of business on any business day. The funds may require additional documentation or signature guarantees on any redemptions in amounts over $50,000.



Proceeds will normally be sent the next business day by first-class mail to the address in which the account is registered.



Redemption requests to send proceeds to an address other than the address of record must be in writing with the appropriate signature guarantees.



Telephone redemption requests to send proceeds to banks may be accepted if the appropriate wiring instructions are on file prior to the request.


--------------------------------------------------------------------------------

By Automated Clearing House

--------------------------------------------------------------------------------


Redemption proceeds may be transferred to banks that are on-line members of ACH. There are no service fees. Written ACH redemption requests should be sent to PFPC at the address under "By Mail." ACH redemptions are sent the day following receipt of your request and funds are available two days later.


--------------------------------------------------------------------------------
By Systematic Cash Withdrawal Plan
--------------------------------------------------------------------------------

To participate in this plan, you must either own or purchase shares having a value of $10,000 or more. Complete the appropriate part of the application and specify the amount and frequency of withdrawals you would like (monthly minimum is $50).

EXCHANGE          You can exchange fund shares for shares of the other Stratton
PRIVILEGE         funds. Each fund has a distinct investment objective, which should be reviewed before executing any exchange of shares.
                  You should also read the additional information about a fund, including its expenses, before seeking any such exchange.
                  Shares may be exchanged by written request or telephone. If you exchange your shares within 120 days or less after the purchase date, a redemption fee of 1.50% will be charged on the amount exchanged.

                  PLEASE NOTE: Shareholders who have certificated shares must surrender these certificates to the transfer agent to be held on account in unissued form before taking advantage of the exchange privilege. When returning certificates for this purpose only, signature(s) need not be guaranteed. There are no sales charges involved. Shareholders who engage in frequent exchange transactions may be prohibited from further exchanges or otherwise restricted in placing future orders. The funds reserve the right to terminate or change the terms of the exchange privilege at any time. The funds will give shareholders at least 60 days notice before terminating or materially amending the exchange privilege. An exchange for tax purposes constitutes the sale of one fund and the purchase of another. Consequently, the sale may involve either a capital gain or loss to the shareholder for federal income tax purposes.

--------------------------------------------------------------------------------

RETIREMENT AND    Shares of the funds are available for purchase through
EDUCATION PLANS   individual retirement accounts ("IRAs"), other retirement
                  plans and education savings accounts. Applications for these accounts and further details about procedures to be followed are available by calling (800) 634-5726.

--------------------------------------------------------------------------------

TAX TREATMENT:    Each fund expects to declare as dividends each year all or
DIVIDENDS AND     substantially all of its net investment income, including its
DISTRIBUTIONS     net capital gain (the excess of long-term capital gain over short-term capital loss). Distributions attributable to the
Tax Treatment     net capital gain of a fund will be taxable to you as
                  long-term capital gain, regardless of how long you have held your shares. Other fund distributions will generally be taxable as ordinary income. However, if a fund's distributions exceed its net income and gain--as may be the case particularly for SMDS, because REIT distributions often include a nontaxable return of capital--that excess will generally result in a nontaxable return of capital to you.

                  The tax treatment of fund distributions will be the same for you whether they are paid in cash or reinvested in additional shares. Any dividends declared in October, November or December and paid in January will be deemed for tax purposes to have been paid to you on December 31. You will be notified annually of the amount and tax status of all distributions paid to you.

                  REITs often do not provide complete tax information to the funds until after the calendar year-end. Consequently, because of the delay, it may be necessary for the funds to request permission to extend the deadline for issuance of Forms 1099-DIV beyond January 31.

                  You should note that if you purchase shares shortly before a taxable distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

                  You will recognize a taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another fund, based on the difference between your tax basis in the shares and the amount you receive for them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.) Generally, your gain or loss will be long-term or short-term depending on whether your holding period for the shares exceeds 12 months, except that any loss realized on shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a sale, exchange or redemption of shares of a fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of the fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of a fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

                  The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable. Also, dividends paid to shareholders that are corporations may be eligible for the 70% dividends-received deduction to the extent the dividends are attributable to qualifying dividends received by the fund from domestic corporations. Generally, dividends received from REITs are not considered to be qualifying dividends for purposes of the 70% dividends-received deduction.

                  You will also generally be subject to any applicable state and local income taxes on fund distributions and redemptions. State income taxes generally will not apply, however, to fund distributions attributable to interest on federal securities, if any.


                  In order to avoid withholding requirement, you must certify by signature on your application, or on a separate W-9 Form supplied by the transfer agent, that your Social Security or Taxpayer Identification Number is correct (or you are waiting for a number to be issued to you), and that you are currently not subject to backup withholding, or you are exempt from backup withholding.


                  The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

Dividends and     The shareholders of each fund are entitled to dividends and
Distributions     distributions arising from the net investment income and net realized gains, if any, earned on investments held by the fund involved, when declared by the Board of Directors of such fund. SGF declares and pays dividends from net investment income on a semi-annual basis. SMDS declares and pays dividends from net investment income on a monthly basis.
                  SSCV declares and pays dividends from net investment income annually. Each fund will make distributions from net realized gains, if any, once a year, but may make distributions on a more frequent basis so as to avoid incurring any fund level income or excise taxes, or for other reasons. Any distribution paid necessarily reduces a fund's net asset value per share by the amount of the distribution.
                  Distributions may be reinvested in additional shares of such fund.

                  The Statement of Additional Information contains additional information about the funds. The Statement of Additional Information is incorporated by reference into this Prospectus in its entirety. Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each fund's performance during the last fiscal year.

                  To obtain a Statement of Additional Information, annual report or semi-annual report for the funds, without charge, call (800) 634-5726. For shareholder inquiries, please call
                  (800) 472-4266.

                  Information about the funds (including the Statement of Additional Information) can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained from the SEC by calling (202) 942-8090. Reports and other information about the funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You may request documents from the SEC, after payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

                  SEC file nos.: SGF 811-2297
                          SMDS 811-2240
                          The Stratton Funds, Inc. 811-7434

DIRECTORS                           OFFICERS
  Lynne M. Cannon                     James W. Stratton                          Gerald M. Van Horn, CFA
                                      Chairman, Stratton Mutual Funds            President,
  John J. Lombard, Jr.                                                           Stratton Small-Cap Value
                                                                                 Fund
  Douglas J. MacMaster, Jr.
                                      John A. Affleck, CFA                       Joanne E. Kuzma
  Merritt N. Rhoad, Jr.               President, Stratton Growth Fund            Vice President

  Richard W. Stevens                  James A. Beers                             Patricia L. Sloan
                                      President, Stratton Monthly                Secretary & Treasurer
  James W. Stratton                   Dividend REIT Shares
                                                                                 Brigid E. Hummel
                                                                                 Asistant Secretary &
                                                                                 Treasurer

                                                                                 Michelle A. Whalen
                                                                                 Assistant Secretary &
                                                                                 Treasurer



INVESTMENT ADVISOR

         Stratton Management Company
         Plymouth Meeting Executive Campus
         610 W. Germantown Pike, Suite 300
         Plymouth Meeting, PA 19462-1050
         Telephone: (800) 578-8261

TRANSFER AGENT & DIVIDEND PAYING AGENT

         PFPC Inc.
         760 Moore Road
         King of Prussia, PA 19406-1212
         Telephone:  (800) 472-4266

CUSTODIAN BANK

         PFPC Trust Company
         The Eastwick Center, 8800 Tinicum Boulevard
         Philadelphia, PA  19153

                   Visit the Stratton Mutual Funds website at
                           http://www.strattonmgt.com
                           --------------------------

                                    STRATTON
                                  Mutual Funds
                         Stability . Strategy . Success

STRATTON
MUTUAL FUNDS

Stratton Growth Fund, Inc.
Stratton Monthly Dividend REIT Shares, Inc.
Stratton Small-Cap Value Fund



                       STATEMENT OF ADDITIONAL INFORMATION

                                   May 1, 2003

This Statement of Additional Information provides supplementary information pertaining to shares of common stock in three separate mutual funds: Stratton Growth Fund, Inc. ("SGF"); Stratton Monthly Dividend REIT Shares, Inc. ("SMDS"); and Stratton Small-Cap Value Fund ("SSCV") a separate series of The Stratton Funds, Inc.

This Statement of Additional Information is not a Prospectus but should be read in conjunction with the current Prospectus dated May 1, 2003, as amended or supplemented from time to time, and is incorporated by reference in its entirety into the Prospectus. The funds' audited financial statements and financial highlights included in their annual report to shareholders are incorporated by reference into this Statement of Additional Information. A copy of the funds' Prospectus and annual report are available upon request, without charge, by contacting the funds' Distributor, PFPC Distributors, Inc., 760 Moore Road, King of Prussia, PA 19406-1212, or by calling (800) 634-5726.

Plymouth Meeting Executive Campus
610 W. Germantown Pike, Suite 300
Plymouth Meeting, PA 19462-1050
(800) 578-8261

                                TABLE OF CONTENTS
                                -----------------

                                                                            Page
                                                                            ----

HISTORY OF THE FUNDS .......................................................  3

INVESTMENT STRATEGIES AND RISKS ............................................  3

INVESTMENT RESTRICTIONS
        SGF ................................................................  5
        SMDS ...............................................................  6
        SSCV ...............................................................  7

MANAGEMENT OF THE FUNDS
        Directors and Officers .............................................  8
        Committees ......................................................... 10
        Security and Other Interests ....................................... 10
        Compensation of the Directors ...................................... 11
        Code of Ethics ..................................................... 12

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES ........................ 12

INVESTMENT ADVISOR AND OTHER SERVICE PROVIDERS
        Investment Advisor ................................................. 14
        Service Providers and Underwriter .................................. 15

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS ........................... 16

PURCHASE AND REDEMPTION INFORMATION ........................................ 17

INFORMATION CONCERNING TAXES ............................................... 18

DESCRIPTION OF COMMON STOCK ................................................ 19

PERFORMANCE CALCULATIONS ................................................... 19

FINANCIAL STATEMENTS ....................................................... 23

                              HISTORY OF THE FUNDS

This Statement of Additional Information pertains to the following separate funds incorporated under the laws of the State of Maryland:


                     Name of Fund                              Date of Incorporation
                     ------------                              ---------------------

    Stratton Growth Fund, Inc. (SGF)                               June 21, 1985*
    Stratton Monthly Dividend REIT Shares, Inc. (SMDS)             March 4, 1985 **
    The Stratton Funds, Inc.                                       January 5, 1993***
            Stratton Small-Cap Value Fund (SSCV)

*    As successor to a Delaware corporation organized on June 5, 1972.
** As successor to a Delaware corporation organized on November 10, 1971. On December 9, 1997, the fund changed its name from Stratton Monthly Dividend Shares, Inc.

*** SSCV commenced operations on April 12, 1993 as the Stratton Small-Cap Yield Fund. On January 18, 2000, the Stratton Small-Cap Yield Fund changed its name to Stratton Small-Cap Value Fund.


Classification
The funds are classified as open-end management investment companies. The funds are diversified, which means that, with respect to 75% of each fund's total assets, the funds will not invest more than 5% of their respective assets in the securities of any single issuer (other than securities issued by the U.S. Government or its agencies or instrumentalities).


                         INVESTMENT STRATEGIES AND RISKS

Types of Obligations, Investment Risks and Other Investment Information

The following investment strategies supplement those set forth in the funds' Prospectus. The following investment strategies are not fundamental and a particular fund's Board may change such strategies without shareholder approval.

Temporary Investments

As stated in the Prospectus, each fund may make temporary investments in certain short-term fixed income securities. Such securities may be used to invest uncommitted cash balances temporarily to maintain liquidity, to meet shareholder redemptions, or as a defensive measure to protect capital. These securities include, but are not limited to, obligations of the U.S. Government, its agencies and instrumentalities, commercial paper, certificates of deposit, bankers acceptances and repurchase agreements. The following discussion supplements the description of such investments in the Prospectus.

U.S. Government Obligations. Each fund may, in accordance with its investment policies, invest from time to time in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Examples of the types of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (hereinafter, "U.S. Government obligations") that may be held by the funds include, without limitation, direct obligations of the U.S. Treasury, and securities issued or guaranteed by the Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Resolution Trust Corporation and Maritime Administration.

U.S. Treasury securities differ only in their interest rates, maturities and time of issuance: Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of more than ten years. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Some of these instruments may be variable or floating rate instruments.

Commercial Paper. Commercial paper consists of unsecured promissory notes issued by corporations. Except as noted below with respect to variable and floating rate instruments, issues of commercial paper will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper may include variable and floating rate instruments which are unsecured instruments that permit the indebtedness thereunder to vary. Variable rate instruments provide for periodic adjustments in the interest rate. Floating rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating rate obligations with a demand feature, a fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event that an issuer of a variable or floating rate obligation defaulted on its payment obligation, a fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

Commercial paper will consist of issues rated at the time of purchase A-2 or higher by Standard & Poor's Ratings Group, a Division of McGraw Hill, Prime-2 or higher by Moody's Investors, Service, Inc., or similarly rated by another nationally recognized statistical ratings organization, or if unrated, will be determined to be of comparable quality by the fund's advisor.

Certificates of Deposit. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.

Bankers' Acceptances. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specified merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity.

Repurchase Agreements. Each fund may purchase portfolio securities subject to the seller's agreement to repurchase them at a mutually specified date and price ("repurchase agreements"). Repurchase agreements will be entered into only with financial institutions such as banks and broker/dealers which are deemed to be creditworthy by the advisor. Unless a repurchase agreement has a remaining maturity of seven days or less or may be terminated on demand upon notice of seven days or less, the repurchase agreement will be considered an illiquid security and will be subject to each funds' 15% limit with respect to investments in illiquid securities.

The seller under a repurchase agreement will be required to maintain the value of the securities which are subject to the agreement and held by a fund at not less than the agreed upon repurchase price. If the seller defaulted on its repurchase obligation, the fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying securities (including accrued interest) were less than the repurchase price (including accrued interest) under the agreement. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the fund might be delayed pending court action.

The repurchase price under a repurchase agreement generally equals the price paid by a fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to a repurchase agreement will be held by a fund's custodian or sub-custodian in a segregated account or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a fund under the Investment Company Act of 1940, as amended.

Convertible Securities

The funds may from time to time, in accordance with their respective investment policies, invest in convertible securities. Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities.

Convertible bonds and convertible preferred stocks generally retain the investment characteristics of fixed income securities until they have been converted but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock. When owned as part of a unit along with warrants, which are options to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bond's maturity. Convertible securities are senior to equity securities and therefore have a claim to the assets of the issuer prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar non-convertible securities of the same issuer. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than non-convertible securities of similar quality. A fund may exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock in instances in which, in the advisor's opinion, the investment characteristics of the underlying common shares will assist the fund in achieving its investment objective. Otherwise, a fund may hold or trade the convertible securities.


                             INVESTMENT RESTRICTIONS

The following investment restrictions are deemed fundamental policies and may be changed, with respect to a fund, only by the approval of the holders of a "majority" of such fund's outstanding shares. The term "majority" of a fund's outstanding shares means the holders of the lesser of: (1) 67% of such fund's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (2) more than 50% of such fund's outstanding shares.

SGF WILL NOT:

1. Invest more than 5% of the value of its total assets in the securities of any one issuer, except for securities of the U. S. Government or agencies thereof.

2. Invest in more than 10% of any class of securities of any one issuer (except for government obligations) or in more than 10% of the voting securities of any one issuer.

3. Invest more than 5% of the value of its total assets in securities of companies which (including operations of their predecessors and of subsidiaries if the company is a holding company) have not had a record of at least three years of continuous operations and in equity securities which are not readily marketable (that is, with a limited trading market).

4. Borrow money, except from banks for temporary or emergency purposes (but not for investment purposes), provided that such borrowings shall not exceed 5% of its total assets (at the lower of cost or market value).

5. Underwrite the securities of other issuers or invest in securities under circumstances where, if sold, the fund might be deemed to be an underwriter under the Securities Act of 1933.

6.   Pledge, mortgage or hypothecate its assets.

7.   Invest for purposes of exercising management or control.

8. Invest in securities of other investment companies or in options, puts, calls, straddles, spreads or similar devices, or engage in arbitrage transactions or short sales.

9. Purchase securities on margin, but the fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities.

10. Make loans to other persons except that this restriction shall not apply to government obligations, commercial paper or notes or other evidences of indebtedness which are publicly distributed.

11. Purchase or sell real estate or interests in real estate. This will not prevent the fund from investing in publicly-held real estate investment trusts or marketable securities which may represent indirect interests in real estate.

12. Purchase or sell commodities or commodity contracts or invest in interests in oil, gas or other mineral exploration or development programs.

13. Purchase or hold securities of any issuer, if, at the time of purchase or thereafter, any officer or Director of the fund or the advisor owns beneficially more than 1/2 of 1%, and such officers and Directors holding more than 1/2 of 1% together own beneficially more than 5% of the issuer's securities.

14. Purchase the securities of issuers conducting their principal business activities in the same industry other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities if, immediately after such purchase, the value of the fund's investments in such industry would exceed 25% of the value of the total assets of the fund.

The fund will not invest more than 2% of the value of its total assets in warrants. This restriction does not apply to warrants initially attached to securities purchased by the fund. This restriction may be changed or eliminated at any time by the Board of Directors of the fund without action by the fund's shareholders.

SMDS WILL NOT:

1. Borrow money, except from banks for temporary or emergency purposes in an amount not exceeding 5% of the value of its total assets; or mortgage, pledge or hypothecate its assets to secure any borrowing except to secure temporary or emergency borrowing and then only in an amount not exceeding 15% of the value of its total assets.

2. Invest more than 5% of the value of its total assets in securities of issuers which, with their predecessors, have not had at least three years of continuous operation.

3. Issue any senior securities (as defined in the 1940 Act), except in so far as investment restriction 1 may be deemed to be an issuance of a senior security.

4. Act as an underwriter or purchase securities which the fund may not be free to sell to the public without registration of the securities under the Securities Act of 1933.

5.   Purchase or sell real estate, commodities, or commodity contracts.

6. As to 75% of the total assets of the fund, purchase the securities of any one issuer, other than securities issued by the U.S. Government, its agencies or its instrumentalities, if immediately thereafter such purchase more than 5% of the total assets of the fund would be invested in securities of such issuer.

7. Purchase or own 5% or more of the outstanding voting securities of any electric or gas utility company (as defined in the Public Utility Holding Company Act of 1935), or purchase or own 10% or more of the outstanding voting securities of any other issuer.

8. Purchase the securities of an issuer, if, to the fund's knowledge, one or more officers or Directors of the fund or of the advisor individually own beneficially more than 1/2 of 1%, and those owning more than 1/2 of 1% together own beneficially more than 5%, of the outstanding securities of such issuer.

9. Make loans to other persons, except that the purchase of a portion of an issue of publicly distributed debt securities (whether or not upon original issuance) shall not be considered the making of a loan.

10. Purchase securities on margin, except that it may obtain such short-term credits as may be necessary for the clearance of purchases or sales of securities.

11. Participate on a joint or a joint-and-several basis in any securities trading account.

12.  Invest in puts, calls or combinations thereof or make short sales.

13.  Purchase the securities of other investment companies.

14.  Purchase securities which do not have readily available market quotations.

The fund will invest at least 25% of its assets in real estate investment trusts ("REITs"), and thus will be concentrated. REITs are not considered investment companies, and therefore are not subject to the restriction in limitation 13 above. The restriction in limitation 5 on the purchase or sale of real estate does not include investments by the fund in securities secured by real estate or interests therein or issued by companies or investment trusts which invest in real estate or interests therein.

The following investment restrictions can be changed or eliminated by the Board of Directors of SMDS without action by the fund's shareholders:

1. The fund will not invest for the purpose of exercising control or management.

2. The fund will not invest in warrants, except when acquired as a unit with other securities.

SSCV WILL NOT:

1. Issue any senior securities (as defined in the 1940 Act); or borrow money, except from banks for temporary or emergency purposes in an amount not exceeding 5% of the value of its total assets; or mortgage, pledge or hypothecate its assets.

2. Act as an underwriter of securities, except that, in connection with the disposition of a security, the fund may be deemed to be an "Underwriter" as that term is defined in the Securities Act of 1933.

3.   Purchase or sell real estate, commodities, or commodity contracts.

4. As to 75% of the total assets of the fund, purchase the securities of any one issuer, other than securities issued by the U.S. Government, its agencies or its instrumentalities, if immediately after such purchase more than 5% of the total assets of the fund would be invested in securities of such issuer.

5. Purchase or own 10% or more of the outstanding voting securities of any one issuer.

6. Purchase the securities of an issuer, if, to the fund's knowledge, one or more officers or Directors of the fund or of the advisor individually own beneficially more than 1/2 of 1%, and those owning more than 1/2 of 1% together own beneficially more than 5%, of the outstanding securities of such issuer.

7. Make loans to other persons, except that the purchase of a portion of an issue of publicly distributed debt securities (whether or not upon original issuance) shall not be considered the making of a loan, nor shall the fund be prohibited from entering into repurchase agreements with banks or broker/dealers.

8. Purchase securities on margin, except that it may obtain such short-term credits as may be necessary for the clearance of purchases or sales of securities.

9. Purchase the securities of issuers conducting their principal business activities in the same industry other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities if, immediately after such purchase, the value of the fund's investments in such industry would exceed 25% of the value of the total assets of the fund.

10. Invest in puts, calls, straddles or combinations thereof or make short sales.

11. Purchase the securities of other investment companies, except if they are acquired pursuant to a merger, consolidation, acquisition, plan of reorganization or an SEC approved offer of exchange.

12. Invest for the purpose of exercising control over, or management of, the issuer.

REITs are not considered investment companies, and therefore are not subject to the restriction in limitation 11 above. The restriction in limitation 3 on the purchase or sale of real estate does not include investments by the fund in securities secured by real estate or interests therein or issued by companies or investment trusts which invest in real estate or interests therein.

The percentage limitations on investments are applied at the time an investment is made. An actual percentage in excess of a stated percentage limitation does not violate the limitation unless such excess exists immediately after an investment is made and results from the investment. In other words, appreciation or depreciation of a fund's investments will not cause a violation of the limitations. In addition, the limitations will not be violated if a fund receives securities by reason of a merger or other form of reorganization.

                             MANAGEMENT OF THE FUNDS

Directors and Officers

The business of each fund is managed under the direction of the Board of Directors of SGF, SMDS and The Stratton Funds, Inc. (collectively, the "Companies"). Set forth below are the Directors and officers of the Companies, their positions and term of office with the Companies, ages, principal occupations during the past five years and other directorships held. The term "officer" means president, vice president, secretary, treasurer, controller or any other officer who performs policymaking functions. Each of the Directors named below is a Director for each of the Companies and each of the officers named below holds the same position, unless otherwise noted, with each of the Companies. Unless otherwise indicated, the address of each Director and officer for purposes of business relating to the Companies is c/o Stratton Management Co., 610 W. Germantown Pike, Suite 300, Plymouth Meeting, PA 19462.



--------------------------------------------------------------------------------

                                                                             Number of
                                                                            Portfolios
                                    Term of                                  in Fund
                                   Office and                                 Complex
Name, (Age) and                    Length of      Principal Occupation(s)    Overseen        Other Directorships
Position(s) with Funds           Time Served/1/     During Past 5 Years     by Director        Held by Director
----------------------           -------------      -------------------     -----------        ----------------

                                               DISINTERESTED DIRECTORS

John J. Lombard, Jr., Esq. (68)     SGF 1984     Mr. Lombard is special        Three                 None
Director                           SMDS 1988     counsel to the law firm
                                    SFI 1993     of McCarter & English, LLP.


Douglas J. MacMaster, Jr. (72)    Since 1997     Mr. MacMaster is a            Three     Director of Marteck
Director                                         private investor.                       Biosciences Corp. and Neose
                                                                                         Pharmaceuticals Inc.


Henry A. Rentschler/2/ (74)         SGF 1986     Mr. Rentschler is a           Three                 None
Director                           SMDS 1989     private investor.
                                    SFI 1993

Merritt N. Rhoad, Jr. (73)          SGF 1972     Mr. Rhoad is a private        Three                 None
Director                           SMDS 1989     investor.
                                    SFI 1993

Richard W. Stevens (69)             SGF 1972     Mr. Stevens is an             Three                 None
Director                           SMDS 1989     attorney in private
                                    SFI 1993     practice.

                                               INTERESTED DIRECTORS

James W. Stratton/3,4/ (66)         SGF 1972     Mr. Stratton is Chairman      Three     Director of Amerigas
Chairman and Director of the       SMDS 1982     of the Board and Chief                  Propane Ltd. (energy), BE&K
Companies                           SFI 1993     Executive Officer of the                Corp. (engineering and
                                                 investment advisor,                     construction),  Teleflex,
Chief Executive Officer of        Since 2002     Stratton Management                     Inc. (diversified
the Companies                                    Company.                                conglomerate) and UGI
                                                                                         Corp., Inc.
                                                                                         (utility-natural gas).
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Lynne M. Cannon/3/ (47)          Since 1995      Ms. Cannon is a Vice           Three                None
Director                                         President and Director
                                                 of Transfer Agency
                                                 Services of PFPC Inc.
                                                 She was formerly Vice
                                                 President of Client
                                                 Services of First Data
                                                 Investor Services Group,
                                                 Inc.  She was formerly a
                                                 Director of FPS Broker
                                                 Services, Inc. and
                                                 Senior Vice President of
                                                 FPS Services, Inc.

                                           OFFICERS WHO ARE NOT DIRECTORS

John A. Affleck, CFA (56)          SGF 2000      Mr. Affleck is President       N/A                  N/A
President of Stratton Growth      SMDS 2000      and Director of the
Fund, Inc. and Vice                SFI 1993      investment advisor,
President of Stratton                            Stratton Management
Monthly Dividend REIT                            Company.
Shares, Inc. and The
Stratton Funds, Inc.


James A. Beers/3/ (39)             SGF 1997      Mr. Beers is a Vice            N/A                  N/A
President of Stratton             SMDS 2001      President of the
Monthly Dividend REIT              SFI 1997      investment advisor,
Shares, Inc. and Vice                            Stratton Management
President of Stratton Growth                     Company.
Fund, Inc. and The Stratton
Funds, Inc.


Chief Financial Officer of       Since 2002
the Companies

Gerald M. Van Horn, CFA/5/ (29)  Since 2003      Mr. Van Horn is an             N/A                  N/A
President of The Stratton                        Equity Research Analyst
Funds, Inc.                                      of the investment
                                                 advisor, Stratton
                                                 Management Company.
                                                 Formerly, Economic
                                                 Research Analyst at
                                                 Rightime Econometrics.

Joanne E. Kuzma (48)             Since 1995      Ms. Kuzma is the               N/A                  N/A
Vice President of Compliance                     Director of Trading of
for the Funds                                    the investment advisor,
                                                 Stratton Management
                                                 Company.

Patricia L. Sloan (49)               SGF         Ms. Sloan is an employee       N/A                  N/A
Secretary and Treasurer of        Sec. 1980      of the investment
the Funds                        Treas. 1990     advisor, Stratton
                                     SMDS        Management Company.
                                  Sec. 1990
                                 Treas. 1984
                                  SFI 1993

  Brigid E. Hummel (33)           Since 1999     Ms. Hummel is an               N/A                  N/A
  Assistant Secretary and                        employee of the
  Assistant Treasurer of the                     investment advisor,
  Funds                                          Stratton Management
                                                 Company.

  Michelle A. Whalen (33)         Since 2001     Ms. Whalen is an               N/A                  N/A
  Assistant Secretary and                        employee of the
  Assistant Treasurer of the                     investment advisor,
  Funds                                          Stratton Management
                                                 Company.  She was
                                                 formerly Senior
                                                 Regulatory Administrator
                                                 of PFPC Inc.  She was
                                                 formerly Manager of
                                                 Compliance Administration of
                                                 First Data Investors Services,
                                                 Inc.
--------------------------------------------------------------------------------

/1/ Each Director shall serve until his/her successor shall have been elected and qualified, except in the event of his/her death, resignation or removal. Each officer is elected annually by the Board of Directors and serves until his/her successor is duly chosen and qualified, or until his/her death, resignation or removal.


/2/ Mr. Rentschler retired from the Board of Directors of the Companies effective April 1, 2003.



/3/ Mr. Stratton is an "interested person" of the funds by reason of his positions with the advisor. Ms. Cannon is considered to be an "interested person" of the funds by reason of her affiliation with the funds' administrator. Mr. Beers is related to Mr. Stratton by marriage.



/4/ Mr. Stratton served as President of The Stratton Funds, Inc. until May 1, 2003.



/5/ Mr. Van Horn served as Vice President of The Stratton Funds, Inc. from August 1, 2000 until May 1, 2003 when he was elected President of The Stratton Funds, Inc.


Committees

The Companies each have a Valuation Committee comprised of each Director. No meetings of the Valuation Committee were held during the fiscal year ended December 31, 2002. The Valuation Committee has oversight responsibilities for, among other things, determining and monitoring the fair value of a portfolio security.


On February 25, 2003, the Companies each formed an Audit Committee comprised of the Disinterested Directors: Messrs. Lombard, MacMaster, Rhoad and Stevens. The Audit Committee makes recommendations to the Board of Directors with respect to the engagement of independent auditors and reviews with the independent auditors the plan and results of the audit engagement and matters having a material effect on the financial operations of the Companies. Prior to February 25, 2003, each of the Boards of Directors of the Companies performed substantially the same functions as the Audit Committee. During the fiscal year ended December 31, 2002, while there were no meetings of the Audit Committee, each Board of Directors did meet with the independent auditors on two occasions.



There are no separate audit, compensation or nominating committees of the Boards of Directors.


Security and Other Interests

The following table sets forth the dollar range of equity securities beneficially owned by each Director in each fund as of December 31, 2002:


                                                                               Aggregate Dollar Range of Equity
                                                                               Securities in All Registered
                                                                               Investment Companies Overseen by
                                         Dollar Range of Equity                Director within the Family of
Name of Director                         Securities in each Fund/(1)/          Investment Companies
----------------                         ----------------------------          --------------------
INTERESTED DIRECTORS
--------------------

James W. Stratton                                                              Over $100,000
SGF                                      Over $100,000
SMDS                                     Over $100,000
SSCV                                     Over $100,000




Lynne M. Cannon                                                                Over $100,000
SGF                                      Over $100,000
SMDS                                     $1 - $10,000
SSCV                                     $50,001 - $100,000




DISINTERESTED DIRECTORS
-----------------------

John J. Lombard, Jr.                                                           Over $100,000
SGF                                      Over $100,000
SMDS                                     $10,001 - $50,000
SSCV                                     $50,001 - $100,000

                                                                               Aggregate Dollar Range of Equity
                                                                               Securities in All Registered
                                                                               Investment Companies Overseen by
                                         Dollar Range of Equity                Director within the Family of
Name of Director                         Securities in each Fund/(1)/          Investment Companies
----------------                         ----------------------------          --------------------

Douglas J. MacMaster, Jr.                                                      Over $100,000
SGF                                      Over $100,000
SMDS                                     None
SSCV                                     Over $100,000




Henry A. Rentschler                                                            Over $100,000
SGF                                      Over $100,000
SMDS                                     Over $100,000
SSCV                                     Over $100,000




Merritt N. Rhoad, Jr.                                                          Over $100,000
SGF                                      Over $100,000
SMDS                                     Over $100,000
SSCV                                     None




Richard W. Stevens                                                             Over $100,000
SGF                                      Over $100,000
SMDS                                     Over $100,000
SSCV                                     Over $100,000



/(1)/Securities beneficially owned as defined under the Securities Exchange Act of 1934 include direct and /or indirect ownership of securities where the Director's economic interest is tied to the securities, employment ownership and securities when the Director can exert voting power and when the Director has authority to sell the securities. The dollar ranges are:
     None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, and over $100,000.


As of December 31, 2002, none of the disinterested Directors or their immediate family members (spouse or dependent children) owned beneficially or of record, any securities in the funds' advisor or principal underwriter, or in any person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with the advisor or principal underwriter of the Companies.

Compensation of the Directors

The officers and Directors of the Companies who are also officers or employees of the advisor or administrator receive no direct compensation from the funds for services to them. The Directors of the Companies serve in the same capacity for each Company and meet concurrently four times a year. In the aggregate, each disinterested Director currently receives $1,250 for each meeting attended, and an annual retainer of $5,000. These fees are divided on a percentage basis between each fund based on their relative net assets as of the meeting date.

Set forth below are the total fees paid to each of the Directors who are not "interested persons" for the fiscal year ended December 31, 2002:

-------------------------------------------------------------------------------------------------------------
                                                   Pension or
                                                   Retirement          Estimated         Total Compensation
                            Aggregate              Benefits Accrued    Annual            from Fund and Fund
                            Compensation           as Part of Funds'   Benefits Upon     Complex/1/ Paid to
Name of Director            From each Fund         Expenses            Retirement        Directors
----------------            --------------         --------            ----------        ---------

-------------------------------------------------------------------------------------------------------------

John J. Lombard, Jr.                                 None               None                $10,000
SGF                              $2,161.25
SMDS                             $5,644.00
SSCV                             $2,194.75

Douglas M. MacMaster, Jr.                            None               None                $8,750
SGF                              $1,936.25
SMDS                             $4,881.50
SSCV                             $1,932.25

Henry A. Rentschler                                  None               None                $10,000
SGF                              $2.161.25
SMDS                             $5,644.00
SSCV                             $2,194.75

Merritt N. Rhoad, Jr.                                None               None                $10,000
SGF                              $2,161.25
SMDS                             $5,644.00
SSCV                             $2,194.75

Richard W. Stevens                                   None               None                $10,000
SGF                              $2,161.25
SMDS                             $5,644.00
SSCV                             $2,194.75

-------------------------------------------------------------------------------------------------------------


/1/ The "Fund Complex" consists of SGF, SMDS and The Stratton Funds, Inc.

Code of Ethics

The Companies, the advisor and the principal underwriter have each adopted codes of ethics under Rule 17j-1 of the 1940 Act, that (i) establish procedures for personnel with respect to personal investing, (ii) prohibit or restrict certain transactions that may be deemed to create a conflict of interest between personnel and the funds and (iii) permit personnel to invest in securities, including securities that may be purchased or held by the funds.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of April 1, 2003, ownership in the funds by the Directors and officers as a group was as follows:



                                                     Percentage of
                           Fund                    outstanding shares
                           ----                    ------------------

                           1.  SGF                         14.74%
                                                           -----

                           2.  SMDS                         2.25%
                                                           -----

                                                           12.41%
                                                           -----

                                                     Percentage of
                           Fund                    outstanding shares
                           ----                    ------------------

                           3.  SSCV


As of April 1, 2003, the following shareholders owned of record more than 5% of the outstanding shares of the respective fund.

                                                        Shares          Percent
                  Name and Address                      Owned            Owned
                  ----------------                      -----            -----

1.  SGF      Charles Schwab & Co., Inc.               132,287.605        9.093%
             Reinvest Account
             101 Montgomery Street
             San Francisco, CA  94104

2.  SMDS     Charles Schwab & Co., Inc.             1,321,591.889       25.992%
             Reinvest Account
             101 Montgomery Street
             San Francisco, CA  94104

             National Financial Services Corp         422,890.687        8.317%
             One World Financial Center
             200 Liberty Street
             New York, NY  10281

3.  SSCV     Boston & Co. CUST                        380,718.654       20.950%
             A/C TJPF1062002
             Mutual Funds Operation
             P.O. Box 3198
             Pittsburgh, PA 15230

             Boston & Co.                                 240,000       13.207%
             AC TJUT2318002
             Mutual Funds Operation
             P.O. Box 3398
             Pittsburgh, PA  15230

             Charles Schwab & Co., Inc.               193,370.687       10.641%
             SPL CSTY A/C FBO Customers Reinvest
             101 Montgomery Street
             San Francisco, CA 94104

             Saxon & Company                          175,621.561        9.665%
             P.O. Box 7780-1888
             Philadelphia, PA  19182

                 INVESTMENT ADVISOR AND OTHER SERVICE PROVIDERS

Investment Advisor

Stratton Management Company is the funds' advisor. Stratton Holding Company owns 100% of Stratton Management Company. By reason of his ownership of all of the holding company's voting stock, James W. Stratton may be considered a "controlling person" of Stratton Holding Company. Other persons who are affiliated with both the funds and with Stratton Management are listed under the Directors and officers table under "Management of the Funds." The amount of advisory fees paid by each fund for the last three fiscal years is as follows:

    ------------------------------------------------------------------------

                                  SGF             SMDS             SSCV
    ------------------------------------------------------------------------

    December 31, 2002           $341,739        $742,644         $557,652
    ------------------------------------------------------------------------

    December 31, 2001           $344,392        $512,391         $489,868
    ------------------------------------------------------------------------

    December 31, 2000           $298,856        $358,135         $127,024
    ------------------------------------------------------------------------

The 1940 Act requires that the Investment Advisory Agreements be approved by both the respective Boards of Directors and also by a majority of the independent Directors voting separately. At the Board of Directors' meeting on June 11, 2002, the Directors, including a majority of the Directors who are not "interested persons" of the Companies as defined in the 1940 Act (the "independent Directors"), determined that the continuation of the respective Investment Advisory Agreements for the funds was in the best interests of the funds and their shareholders. The Directors also determined that the compensation payable by the funds under the Investment Advisory Agreements was fair and reasonable in light of the services performed and expenses incurred by Stratton Management Company and such other matters as the Directors considered relevant in the exercise of their reasonable business judgement. In making such determinations, the independent Directors met independently from the interested Directors of the Companies and any officers of the advisor.

In evaluating the Investment Advisory Agreements, the independent Directors reviewed materials furnished by the advisor including a summary of the services provided by the advisor for each fund, information relating to the commissions paid for the execution of securities trades for each fund, a detailed soft dollar report, a summary of the accounting and administrative services provided to each fund and information pertaining to the experience of the advisor with updated biographies of each portfolio manager. The Boards of Directors were also provided with detailed performance information for each fund since inception, summary charts providing fees and total expenses of investment companies with similar investment objectives and strategies, fund rankings based on total return and detailed information containing actual advisory fees paid by each fund.

The independent Directors discussed with representatives of the advisor the operations of the funds and the capabilities of the advisor to provide advisory and other services to the funds. They considered the following as relevant to their recommendations: (1) the favorable experience and qualifications of the personnel providing advisory services, (2) the relative performance of the funds since commencement of operations, (3) evaluation of the fee structure and each fund's expense ratios, and (4) other factors that the independent Directors deemed relevant.

These agreements will continue in effect from year to year, provided their continuance is approved annually in accordance with the requirements of the 1940 Act. These agreements may be terminated on 60 days written notice by any party or by vote of the majority of the outstanding voting securities of the affected fund and will terminate automatically if assigned.

The performance adjustment for SSCV is calculated at the end of each month based upon a rolling 24-month performance period. The performance adjustment is added to or subtracted from the basic advisory fee. Pursuant to the performance adjustment, the fund's gross performance is compared with the performance of the Russell 2000 Index (the "Russell 2000"), over a rolling 24-month performance period. The Russell 2000 is composed of the smallest 2000 stocks in the Frank Russell annual ranking of 3000 common stocks by market capitalization. The Russell 2000 is a widely recognized common stock index of small to medium size companies. Total return performance on the Russell 2000 includes dividends and is reported monthly on market capitalization-weighted basis. When the fund performs better than the Russell 2000, it pays the advisor an incentive fee; less favorable performance than the Russell 2000 reduces the basic fee. Each 1.00% of the difference in performance between the fund and the Russell 2000 during the performance period is equal to a 0.10% adjustment to the basic fee. The maximum annualized performance adjustment rate is +/- 0.50% of average net assets which would be added to or deducted from the advisory fee if the fund outperformed or under performed the Russell 2000 by 5.00%. The effect of this performance fee adjustment is that the advisory fee may never be greater than 1.25% or less than 0.25% of the fund's average daily net assets for the preceding month.

                          Performance Fee Schedule For SSCV

                            +:       1.25%
                                     1.15%
                                     1.05%
                                     0.95%
                                     0.85%

                    Basic Fee:       0.75%
                                     0.65%
                                     0.55%
                                     0.45%
                                     0.35%
                            -:       0.25%

Service Providers and Underwriter

PFPC Inc. ("PFPC"), 760 Moore Road, King of Prussia, PA 19406-1212, provides most of the back office services on the funds' behalf. Pursuant to certain agreements, PFPC provides the services commonly and separately referred to as Fund Administration, Fund Accounting and Transfer Agency.

As the funds' accounting services agent, PFPC is responsible for certain accounting services such as computation of the net asset value of the funds' shares and maintenance of the funds' books and financial records.

The amount of accounting services fees paid by each fund for the last three fiscal years is as follows:

     ----------------------------------------------------------------------

                                  SGF             SMDS            SSCV
     ----------------------------------------------------------------------

     December 31, 2002          $36,562         $59,355          $35,625
     ----------------------------------------------------------------------

     December 31, 2001          $33,750         $47,104          $33,750
     ----------------------------------------------------------------------

     December 31, 2000          $33,239         $42,566          $33,052
     ----------------------------------------------------------------------

As the funds' Administrative Services Agent, PFPC is responsible for certain administrative services such as: (1) coordinate and monitor the activities of any other third party service provider providing services to the funds (e.g. the funds' independent auditors, printers, etc.); (2) provide the funds with necessary office space, telephones and other communications facilities and personnel competent to perform the responsibilities under the administrative services agreements; (3) maintain such books and records of the funds as may be required by applicable Federal or state law; (4) prepare and, after approval by the funds, file and arrange for the distribution of proxy materials and periodic reports to shareholders of the funds as required by applicable law; (5) prepare and, after approval by the funds, arrange for the filing of such registration statements and other documents with the SEC and any other Federal or state regulatory authorities as may be required by applicable law; (6) review and submit to the officers of the funds for their approval, invoices or other requests for payment of the funds' expenses and instruct the funds' custodian to issue checks in payment thereof, and (7) take such other action with respect to the funds as may be deemed by PFPC to appropriately perform its duties under the administrative services agreements.

In consideration for providing administrative and accounting services, the funds have agreed to pay PFPC a fee, based on each portfolio's average net assets, computed daily and paid monthly.

The amount of administrative services fees paid by each fund for the last three fiscal years is as follows:

    ----------------------------------------------------------------------------

                                   SGF*            SMDS*            SSCV
    ----------------------------------------------------------------------------

    December 31, 2002            $36,679          $59,708          $35,754
    ----------------------------------------------------------------------------

    December 31, 2001            $33,750          $47,103          $33,750
    ----------------------------------------------------------------------------

    December 31, 2000            $31,139          $42,665          $30,485
    ----------------------------------------------------------------------------

     * The advisor previously waived $15,000 annually of the compensation due it under the advisory agreement, to offset a portion of the fee that the fund incurred under the administration agreement. This fee waiver was terminated effective August 31, 2001.

The funds' independent auditor is Tait, Weller & Baker, 1818 Market Street, Suite 2400, Philadelphia PA 19103-2108. The auditor's responsibilities are (1) to ensure that all relevant accounting principles are being followed by the funds; and (2) to report to the Boards of Directors concerning the funds' operations.

PFPC Trust Company, Inc., The Eastwick Center, 8800 Tinicum Boulevard, Philadelphia, PA 19153 serves as the custodian of each fund's assets pursuant to custodian agreements. Under such agreements, PFPC Trust Company, Inc. (1) maintains a separate account or accounts in the name of the funds; (2) holds and transfers portfolio securities on account of the funds; (3) accepts receipts and makes disbursements of money on behalf of the funds; (4) collects and receives all income and other payments and distributions on account of the funds' securities; and (5) makes periodic reports to the Boards of Directors concerning the funds' operations.

PFPC Distributors, Inc. serves as the funds' principal underwriter pursuant to Underwriting Agreements for the limited purpose of acting as statutory underwriter to facilitate the registration of shares of each fund. The business address for PFPC Distributors, Inc. is 760 Moore Road, King of Prussia, PA 19406-1212. For the services to be provided in facilitating the qualification of each fund's shares under state securities laws, PFPC Distributors, Inc. receives an annual fee of $5,000 from each fund for providing these services.


                PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

The funds seek to obtain the best price and execution in all purchases and sales of securities, except when the authorization to pay higher commissions for research and services, as provided for in the advisory agreements, is exercised. Purchases and sales of over-the-counter securities are ordinarily placed with primary market makers acting as principals. Consistent with its obligation to seek the best price and execution, each fund may place some purchases and sales of portfolio securities with dealers or brokers who provide statistical and research information to the advisor. Statistical and research services furnished by brokers through whom the funds effect securities transactions in accordance with these procedures are ordinarily of general application and may be used by the advisor in servicing other accounts as well as that of the funds. In addition, not all such services may be used in connection with the advisor's activities on behalf of the funds. Portfolio transactions are assigned to brokers, and commission rates negotiated, based on an assessment of the reliability and quality of a broker's services, which may include research and statistical information such as reports on specific companies or groups of companies, pricing information, or broad overviews of the stock market and the economy.

Although investment decisions for the funds will be made independently from investment decisions made with respect to other clients advised by the advisor, simultaneous transactions may occur on occasion when the same security is suitable for the investment objectives of more than one client. When two or more such clients are simultaneously engaged in the purchase or sale of the same security, to the extent possible the transactions will be averaged as to price and allocated among the clients in accordance with an equitable formula. In some cases, this system could have a detrimental effect on the price or quantity of a security available to the funds. In other cases, however, the ability of the funds to participate with other clients of the advisor in volume transactions may produce better executions for the funds.

The advisory agreements contain provisions which authorize the advisor to pay on behalf of the funds brokerage commissions in excess of commissions which might be charged by other brokers, where a determination is made that the amount of commission paid is reasonable in relation to the brokerage and research services provided by the broker to the funds, viewed in terms of the particular transaction or the overall responsibilities of the advisor with respect to the funds. In addition, the advisory agreements recognize that the advisor may, at its expense, acquire statistical and factual information, advice about economic factors and trends and other appropriate information from others in carrying out its obligations.

The amount of total brokerage commissions attributable to each fund (all of which were paid to brokers which provided research, statistical data or pricing information to the advisor) for the last three fiscal years are as follows:

    ----------------------------------------------------------------------------
                                     SGF             SMDS            SSCV
    ----------------------------------------------------------------------------

    December 31, 2002              $57,223         $206,705         $38,718
    ----------------------------------------------------------------------------

    December 31, 2001              $21,905        $254,657*         $46,358
    ----------------------------------------------------------------------------

    December 31, 2000              $61,887         $79,305          $63,490
    ----------------------------------------------------------------------------

     * The increase in total brokerage commissions paid by SMDS for the year ending December 31, 2001 is the result of increased subscriptions into the fund during this period.

                       PURCHASE AND REDEMPTION INFORMATION

Please call PFPC at (800) 472-4266 to verify required language for all retirement plan redemption requests or to obtain the Retirement Plan Withdrawal Form. No redemption shall be made unless your application is first on file. In addition, a fund will not accept redemption requests until checks (including certified checks or cashier's checks) received for the shares purchased have cleared, which can be as long as 15 days.

The redemption fee will be waived in the event of a redemption following the death or disability of a shareholder as defined in Section 72(m)(7) of the Internal Revenue Code, as amended. The redemption fee will also be waived for required minimum distributions from any retirement account.

Redemption requests mailed to the advisor must be forwarded to the transfer agent and will not be effected until they are received in good order by the transfer agent. The transfer agent cannot accept redemption requests which specify a particular forward date for redemption. All withdrawals under the Systematic Cash Withdrawal Plan are processed on the 25th of the month or, if such day is not a business day, on the next business day and paid promptly thereafter. Please complete the appropriate section on the Application, indicating the amount of the distribution and the desired frequency.

If withdrawals under the Systematic Cash Withdrawal Plan exceed income dividends and capital gains distributions, your invested principal will be depleted. Thus, depending on the size of withdrawal payments and fluctuations in the value of your shares, your original investment could be exhausted entirely. You may change or stop the plan at any time by written notice to the funds. Dividends and capital gains distributions must be reinvested automatically to participate in this plan. Stock certificates cannot be issued under the Systematic Cash Withdrawal Plan.

The right of redemption may not be suspended or payment upon redemption deferred for more than five business days, or such shorter time period as may be required by applicable SEC rules, except: (1) when trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (2) when the SEC has by order permitted such suspension; or (3) when an emergency, as defined by the rules of the SEC, exists, making disposal of portfolio securities or valuation of net assets of a fund not reasonably practicable. In case of a suspension of the determination of the net asset value, the right of redemption is also suspended and unless you withdraw your request for redemption, you will receive payment at the net asset value next determined after termination of the suspension.

As provided in each fund's Articles of Incorporation, payment for shares redeemed may be made either in cash or in-kind, or partly in cash and partly in-kind. However, the funds have elected, pursuant to Rule 18f-1 under the 1940 Act, to redeem shares solely in cash up to the lesser of $250,000, or one percent of the net asset value of the fund, during any 90 day period for any one shareholder. Payments in excess of this limit will also be made wholly in cash unless the Board of Directors of such fund believes that economic conditions exist which would make such a practice detrimental to the fund. Any portfolio securities paid or distributed in-kind will be in readily marketable securities, and will be valued as described under "Pricing Fund Shares" in the Prospectus. Subsequent sale of such securities would require payment of brokerage commissions or spreads by the investor.

The value of your shares on redemption may be more or less than the cost of such shares to you depending upon the net asset value of the fund's shares at the time of redemption.


                          INFORMATION CONCERNING TAXES

The following summarizes certain additional tax considerations generally affecting the funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the funds or their shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Potential investors should consult their tax advisors with specific reference to their own tax situation.

Each fund intends to qualify as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code, as amended ("the Code") for each taxable year. As a RIC, each fund is exempt from Federal income and excise tax on its income and gains that it distributes to shareholders.

To maintain its RIC status, each fund must satisfy certain distribution requirements and certain requirements with respect to the source of its income for a taxable year and the diversification of its investments. Complying with these tests may limit somewhat the fund's freedom in pursuing its investment objectives. If for any fiscal year a fund does not qualify for the special tax treatment afforded RICs, all of its taxable income will be subject to Federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable as ordinary income to shareholders to the extent of the fund's current and accumulated earnings and profits, and would be eligible for the dividends received deduction for corporations.

A 4% nondeductible excise tax is imposed on RICs that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The funds intend to make sufficient distributions or deemed distributions prior to the end of each calendar year to avoid liability for this excise tax. If a fund were to fail to make sufficient distributions in a year, the fund could be subject to excise tax and/or corporate income tax in respect of the shortfall or, if the shortfall were substantial enough, the fund could be disqualified as a RIC.

Each fund is required by Federal tax law to withhold a percentage of reportable payments (which may include dividends, capital gains distributions, and redemptions) paid to shareholders who have not complied with Internal Revenue Service regulations regarding Tax Identification Certification. The rate is 30% for 2002 and 2003, and 29% for 2004.

SMDS has a capital loss carryover available to offset future capital gains, if any, of approximately $8,136,000 of which $4,332,000 expires in 2003, $775,000 expires in 2005, $1,835,000 expires in 2007 and $1,194,000 expires in 2010.

The foregoing discussion is based on Federal tax laws and regulations that are in effect on the date of this Statement of Additional Information. These laws and regulations may be changed by legislative or administrative action.

                           DESCRIPTION OF COMMON STOCK

SGF's authorized capital is 10,000,000 shares of common stock, par value $0.10 per share. SMDS' authorized capital is 10,000,000 shares of common stock, par value $1.00 per share. The Stratton Funds, Inc. is authorized to issue 1,000,000,000 shares of common stock, par value $0.001 per share, and to classify and reclassify any authorized and unissued shares into one or more series or classes. At present, the Board of Directors of The Stratton Funds, Inc. has authorized the issuance of 200,000,000 shares of Class A common stock representing interests in SSCV.

There are no conversion or preemptive rights in connection with any shares of the funds, nor are there cumulative voting rights. Shares of each fund are freely transferable. Each share of a particular fund has equal voting, dividend and distribution, and liquidation rights with other shares of such fund. When issued for payment as described in its Prospectus, a fund's shares will be fully paid and nonassessable. Fractional shares of a fund have proportionately the same rights as provided for full shares of the particular fund.

Each fund does not presently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. SGF, SMDS and The Stratton Funds, Inc. are each a separate legal entity and the shareholders of each will vote separately. Under certain circumstances, shareholders have the right to call a shareholders meeting to consider the removal of one or more directors.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as The Stratton Funds, Inc. shall not be deemed to have been effectively acted upon unless approved by a majority of the outstanding shares of the fund is affected by the matter. A fund is affected by a matter unless it is clear that the interests of the fund in the matter are substantially identical or that the matter does not affect any interest of the fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in fundamental investment policy would be effectively acted upon with respect to a fund only if approved by a majority of the outstanding shares of such fund. However, the Rule also provides that the ratification of independent public accountants and the election of directors may be effectively acted upon by shareholders of The Stratton Funds, Inc. voting without regard to a fund.

                            PERFORMANCE CALCULATIONS

From time to time, the funds' total return may be quoted in advertisements, shareholder reports or other communications to shareholders. Each fund's total return may be calculated on an average annual total return basis, and may also be calculated on an aggregate total return basis, for various periods. Average annual total return reflects the average annual percentage change in value of an investment in a fund over the measuring period. Aggregate total return reflects the total percentage change in value over the measuring period. Both methods of calculating total return assume that dividends and capital gains distributions made by a fund during the period are reinvested in such fund's shares.

The total return of each fund may be compared to that of other mutual funds with similar investment objectives and to bond and other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the total return of a fund's shares may be compared to data prepared by Lipper Analytical Services, Inc., National Association of Real Estate Investment Trusts and to indices prepared by Dow Jones & Co., Inc. and Standard & Poor's Ratings Group.

Performance quotations of each fund represent such fund's past performance, and should not be considered as representative of future results. The investment return and principal value of an investment in a fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Any fees charged by broker-dealers, banks or other financial institutions directly to their customer accounts in connection with investments in shares of a fund will not be included in the fund's calculations of total return. Further information about the performance of each fund is included in the fund's most recent Annual Report which may be obtained without charge by contacting the fund at (800) 634-5726.

Total Return Calculations

The funds compute various measures of total return by determining the compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. The funds calculate

(1) average annual returns before taxes, (2) aggregate total returns, (3) average annual returns after taxes on distributions, and (4) average annual returns after taxes on distributions and redemption of fund shares. Each calculation assumes a hypothetical initial payment of $1,000. The calculations do not include redemption or exchange fees because they only apply to shares redeemed within 120 days of purchase.

The formula for calculating average annual total return before taxes is as follows:

                              T = [ (ERV)/1/n/ - 1 ]
                                     ---
                                      P

         Where:     T        =   average annual total return

                    ERV      =   ending redeemable value at the end of the
                                 period covered by the computation of a
                                 hypothetical $1,000 investment made at the beginning of the period

                    P        =   hypothetical initial investment of $1,000

                    n        =   period covered by the computation, expressed in
                                 terms of years


The formula for calculating aggregate total return is as follows:

                               A = [( ERV ) - 1 ]
                                      ---
                                       P

         Where:     A        =   aggregate total return

                    ERV      =   ending redeemable value at the end of the
                                 period covered by the computation of a
                                 hypothetical $1,000 investment made at the beginning of the period

                    P        =   hypothetical initial investment of $1,000


The calculations of average annual total returns before taxes and aggregate total returns (i) assume the maximum sales load (or other charges deducted from payments, if any, is deducted from the initial $1,000 payment, (ii) assume all distributions are reinvested at the price stated in the prospectus on the reinvestment dates during the period, (iii) include all recurring fees charged to all shareholder accounts, and (iv) assume a complete redemption at the end of the applicable period and deduction of all non-recurring charges deducted at the end of each period.

Average annual total return (after taxes on distributions) is calculated according to the following formula:

                                ATV\D\ = P (1 + T)/n/

         Where:     P        =   hypothetical initial investment of $1,000

                    T        =   average annual total return (after taxes on
                                 distributions)

                    n        =   period covered by the computation, expressed in
                                 terms of years

                    ATV\D\     =   ending value of a hypothetical $1,000
                                 investment after taxes on fund distributions but not after taxes on redemptions


The calculations of average annual total returns (after taxes on distributions)
(i) assume the maximum sales load (or other charges deducted from payments), if any, is deducted from the initial $1,000 payment, (ii) assume all distributions, less federal income taxes due on such distributions, are reinvested at the price stated in the prospectus on the reinvestment dates during the period, (iii) use federal income tax rates that correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions and long-term capital gain rate for long-term capital gain distributions), (iv) apply the highest individual marginal federal income tax rate in effect on the reinvestment date to each component of the distributions on the reinvestment date (which rates may vary over the measurement period), (v) include all recurring fees charged to all shareholder accounts, assuming that no additional taxes or tax credits result from any redemption of shares required to pay such fees, and (vi) assume a complete redemption at the end of the applicable period and deduction of all non-recurring charges deducted at the end of each period and that the redemption has no tax consequences. The effect of applicable tax credits, such as the foreign tax credit, is also taken into account in accordance with federal tax law. The calculations disregard the effect of phase-outs of certain exemptions, deductions and credits at various income levels, the impact of the federal alternative minimum tax, and potential tax liabilities other than federal tax liabilities (e.g., state and local taxes).

Average annual total return (after taxes on distributions and redemptions) is calculated according to the following formula: ATV\DR\ = P (1 + T)/n/

         Where:     P        =   hypothetical initial investment of $1,000

                    T        =   average annual total return (after taxes on
                                 distributions and redemption)

                    n        =   period covered by the computation, expressed in
                                 terms of years

                    ATV\DR\  =   ending value of a hypothetical $1,000
                                 investment after taxes on fund distributions and redemptions

The calculations of average annual total returns (after taxes on distributions and redemption of fund shares) (i) assume the maximum sales load (or other charges deducted from payments), if any, is deducted from the initial $1,000 payment, (ii) assume all distributions, less federal income taxes due on such distributions, are reinvested at the price stated in the prospectus on the reinvestment dates during the period, (iii) use federal income tax rates that correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions and long-term capital gain rate for long-term capital gain distributions), (iv) apply the highest individual marginal federal income tax rate in effect on the reinvestment date to each component of the distributions on the reinvestment date (which rates may vary over the measurement period), (v) include all recurring fees charged to all shareholder accounts, assuming that no additional taxes or tax credits result from any redemption of shares required to pay such fees, and (vi) assume a complete redemption at the end of the applicable period and deduction of all non-recurring charges deducted at the end of each period. The effect of applicable tax credits, such as the foreign tax credit, is also taken into account in accordance with federal tax law. The calculations disregard the effect of phase-outs of certain exemptions, deductions and credits at various income levels, the impact of the federal alternative minimum tax, and potential tax liabilities other than federal tax liabilities (e.g., state and local taxes). In calculating the federal income taxes due on redemptions, capital gains taxes resulting from a redemption are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. The highest federal individual capital gains tax rate in effect on the redemption date is used in such calculation. The federal income tax rates used correspond to the tax character of any gains or losses (e.g., short-term or long-term).

Since performance will fluctuate, performance data for the funds cannot necessarily be used to compare an investment in the funds' shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions.

Based on the foregoing calculations, the average annual total returns for the funds for the one year, five year and ten year periods ended December 31, 2002, were as follows:

    -----------------------------------------------------------------------

         Name of Fund           1 Year           5 Year          10 Year
    -----------------------------------------------------------------------

              SGF              (21.38%)          1.34%            10.06%
    -----------------------------------------------------------------------

             SMDS                6.46%           5.40%            6.79%
    -----------------------------------------------------------------------

             SSCV               (9.51%)          1.96%            9.42%*
    -----------------------------------------------------------------------

          * Performance information is based on the life of the fund from April 12, 1993 (commencement of operations) through December 31, 2002.

Based on the foregoing calculations, the aggregate total returns for the funds for the five year and ten year periods ended December 31, 2002, were as follows:

         ----------------------------------------------------------------

               Name of Fund           5 Year            10 Year
         ----------------------------------------------------------------

                    SGF               6.89%             160.74%
         ----------------------------------------------------------------

                   SMDS               30.08%            92.86%
         ----------------------------------------------------------------

                   SSCV               10.19%           140.21%*
         ----------------------------------------------------------------

          * Performance information is based on the life of the fund from April 12, 1993 (commencement of operations) through December 31, 2002.

Based on the foregoing calculations, the average total returns for the funds after taxes on distributions for the one year, five and ten year periods ended December 31, 2002 were as follows:


    ----------------------------------------------------------------------------

        Name of Fund          1 Year           5 Year          10 Year
    ----------------------------------------------------------------------------

             SGF             (21.66%)         (0.22%)           7.94%
    ----------------------------------------------------------------------------

            SMDS               1.24%           1.83%            3.49%
    ----------------------------------------------------------------------------

            SSCV              (9.52%)          1.50%            8.49%*
    ----------------------------------------------------------------------------


     * Performance information is based on the life of the fund from April 12, 1993 (commencement of operations) through December 31, 2002.

Based on the foregoing calculations, the average total returns for the funds after taxes on distributions and redemption for the one year, five and ten year periods ended December 31, 2002 were as follows:

    ----------------------------------------------------------------------------

        Name of Fund           1 Year            5 Year          10 Year
    ----------------------------------------------------------------------------

             SGF              (12.98%)           0.93%            7.78%
    ----------------------------------------------------------------------------

            SMDS                1.10%            2.14%            3.55%
    ----------------------------------------------------------------------------

            SSCV               (5.83%)           1.43%            7.55%*
    ----------------------------------------------------------------------------

     * Performance information is based on the life of the fund from April 12, 1993 (commencement of operations) through December 31, 2002


                              FINANCIAL STATEMENTS

The audited financial statements and notes thereto for SGF, SMDS, and SSCV contained in the funds' Annual Report to Shareholders dated December 31, 2002 are incorporated by reference into this Statement of Additional Information and have been audited by Tait, Weller & Baker, whose reports also appear in the 2002 Annual Report and are also incorporated by reference herein. No other parts of the Annual Report are incorporated by reference herein. Such financial statements and notes thereto have been incorporated herein in reliance on the reports of Tait, Weller & Baker, independent accountants, given on the authority of said firm as experts in auditing and accounting, incorporating by reference from such funds' 2002 Annual Report.

                         POST-EFFECTIVE AMENDMENT NO. 51
                           Stratton Growth Fund, Inc.

                      TO REGISTRATION STATEMENT NO. 2-44752
                                       on
                                    FORM N-1A

PART C. OTHER INFORMATION

Item 23.  Exhibits

          (a) Articles of Incorporation of Registrant, dated June 21, 1985, are incorporated herein by reference to Exhibit No. 99.1 of Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A (File Nos. 2-44752/811-2297), filed on September 27, 1996 ("Post-Effective Amendment No. 43").

          (b) By-Laws of Registrant, as amended, dated June 22, 1989, are incorporated herein by reference to Exhibit No. 99.2 of Post-Effective Amendment No. 43.

               (i) Amendments to By-Laws of Stratton Growth Fund, Inc., effective December 10, 2002, are filed herewith.

          (c)  Instruments Defining Rights of Security Holders.

               (i) Specimen certificate for shares of common stock of Registrant is incorporated herein by reference to Exhibit No. 99.4 of Post-Effective Amendment No. 44 to Registrant's Registration Statement on Form N-1A (File Nos. 2-44752/811-2297), filed on March 12, 1997 ("Post-Effective
                     Amendment No. 44").

               (ii) Article VI, Sections 6.01 to 6.04 of the By-Laws, Exhibit No. (b) above, define the rights of security holders.

          (d) Investment Advisory Agreement, dated July 1, 1989, between Registrant and Stratton Management Company is incorporated herein by reference to Exhibit No. 99.5 of Post-Effective Amendment No. 43.

          (e) Underwriting Agreement, dated December 31, 2000, between Registrant and PFPC Distributors, Inc. is incorporated by reference to Exhibit 23 (e) of Post-Effective Amendment No. 50.

               (i) Amendment to Underwriting Agreement, dated April 30, 2001, is incorporated by reference to Exhibit 23 (e)(i) of Post-Effective Amendment No. 50.

          (f)  None.

          (g) Custodian Services Agreement between Registrant and PFPC Trust Company, dated May 1, 2001, is incorporated herein by reference to Exhibit No. 23(g) of Post-Effective Amendment No. 49 to Registrant's Registration Statement on Form N-1A, (File Nos. 2-44752/811-2297) filed on April 23, 2001 ("Post-Effective
               Amendment No. 49").

               (i) Amendment to Custodian Services Agreement, dated May 1, 2001, is incorporated by reference to Exhibit No. 23 (g)(i) of Post Effective Amendment No. 50.

          (h)  (i)   Administration Agreement, dated March 1, 1990, between
                     Registrant and FPS Services, Inc. (formerly known as
                     Fund/Plan Services, Inc.) is incorporated herein by reference to Exhibit No. 99.9(a) of Post-Effective
                     Amendment No. 44.

                     (a) Amendment to Administration Agreement, dated February
                         28, 1999, between Registrant and First Data Investor Services Group, Inc. is incorporated herein by reference to Exhibit No. 23(h)(i)(a) of Post-Effective Amendment No. 49.

                     (b) Amendment to Accounting and Administration Services
                         Agreement, dated April 1, 2000, between Registrant and PFPC Inc. is incorporated herein by reference to Exhibit No. 23(h)(i)(b) of Post-Effective Amendment No. 49.

               (ii) Shareholder Services Agreement (formerly known as Administration Agreement), dated September 27, 1985, between Registrant and First Pennsylvania Bank, N.A. is incorporated herein by reference to Exhibit No. 99.9(b) of Post-Effective Amendment No. 44.

                     (a) Amendment to Transfer Agent Services Agreement, dated
                         February 28, 1999, between Registrant and First Data Investor Services Group, Inc. is incorporated herein by reference to Exhibit No. 23(h)(ii)(a) of Post-Effective Amendment No. 49.

                     (b) Amendment to Transfer Agent Services Agreement, dated
                         June 1, 2000, between Registrant and PFPC Inc. is incorporated herein by reference to Exhibit No. 23(h)(ii)(b) of Post-Effective Amendment No. 49.

                     (c) Anti-Money Laundering and Privacy Amendment effective
                         July 24, 2002 between Registrant and PFPC Inc. is filed herewith.

               (iii) Amendment No. 1 to Shareholder Services Agreement (formerly known as Administration Agreement), dated December 11, 1985, between Registrant and FPS Services, Inc. (formerly known as Fund/Plan Services, Inc.) is incorporated herein by reference to Exhibit No. 99.9(c) of Post-Effective Amendment No. 44.

               (iv) Amendment No. 2 to Shareholder Services Agreement (formerly known as Administration Agreement), dated June 24, 1987, between Registrant and FPS Services, Inc. (formerly known as Fund/Plan Services, Inc.) is incorporated herein by reference to Exhibit No. 99.9(d) of Post-Effective Amendment No. 44.

               (v) Amendment to Shareholder Services Agreement (formerly known as Administration Agreement), dated February 27, 1990, between Registrant and FPS Services, Inc. (formerly known as Fund/Plan Services, Inc.) is incorporated herein by reference to Exhibit No. 99.9(e) of Post-Effective Amendment No. 44.

               (vi) Amendment to Shareholder Services Agreement (formerly known as Administration Agreement), dated September 24, 1991, between Registrant and FPS Services, Inc. (formerly known as Fund/Plan Services, Inc.) is incorporated herein by reference to Exhibit No. 99.9(f) of Post-Effective Amendment No. 44.

               (vii) Accounting Services Agreement, dated June 1, 1988, between
                     Registrant and FPS Services, Inc. (formerly known as Fund/Plan Services, Inc.) is incorporated herein by reference to Exhibit No. 99.9(g) of Post-Effective Amendment No. 44.

               (a) Amendment to Accounting Services Agreement, dated February
                   28, 1999, between Registrant and First Data Investor Services Group, Inc. is incorporated herein by reference to Exhibit No. 23(h)(vii)(a) of Post-Effective Amendment No. 49.

               (b) Amendment to Accounting and Administration Services
                   Agreement, dated April 1, 2000, between Registrant and PFPC Inc. is incorporated herein by reference to Exhibit No. 23(h)(vii)(b) of Post-Effective Amendment No. 49.

          (i) Opinion and Consent of Counsel on the legality of the securities being issued is incorporated herein by reference to Exhibit No.
               99.10 of Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A (File Nos. 2-44752/811-2297), filed on February 27, 1998 ("Post-Effective Amendment No. 45").

          (j)  Consent of Independent Auditors is filed herewith.

          (k)  Financial Statements:

               Included in Part A:

               Financial Highlights for Stratton Growth Fund, Inc.

               Incorporated by reference in Part B:

               The audited financial statements and related notes thereto as well as the auditors report thereon for the fiscal year ended December 31, 2002 are incorporated by reference to the Annual Report to Shareholders as filed with the Securities and Exchange Commission on February 25, 2003 pursuant to Rule 30b2-1 of the Investment Company Act of 1940 (File Nos. 2-44752/811-2297).

          (l)  None.

          (m)  None.

          (n)  Not applicable.

          (p) (1) Code of Ethics of Stratton Mutual Funds as revised June 12, 2001 is incorporated by reference to Exhibit 23 (p)(1) of Post-Effective Amendment No. 50.

               (2) Code of Ethics of Stratton Management Company as revised June 12, 2001 is incorporated by reference to Exhibit 23 (p)(2) of Post-Effective Amendment No. 50.

Item 24.  Persons Controlled by or under Common Control with Registrant

          Registrant is controlled by its Board of Directors.

Item 25.  Indemnification

          Section 2-418 of the Corporations and Associations Article of the Annotated Code of Maryland gives Registrant the power to indemnify its directors and officers under certain situations. Article VII, Section 3 of Registrant's Articles of Incorporation, incorporated by reference as Exhibit No. (a) hereto, and Article VII, Sections 7.01 and 7.02 of Registrant's By-Laws, as amended, incorporated by reference as Exhibit No. (b) hereto, provide for the indemnification of Registrant's directors and officers. Each indemnification must be authorized by the Board of Directors of Registrant by a majority of a quorum consisting of directors who were not parties to the action, suit or proceeding, or by independent legal counsel in a written opinion, or by the shareholders. Notwithstanding the foregoing,
          Article VI Section 1 (a) of Registrant's By-Laws provides that no director or officer of Registrant shall be indemnified against any liability to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's duties to the corporation.

          In addition, the aforesaid section of the Corporations and Associations Article of the Annotated Code of Maryland gives Registrant the power (a) to purchase and maintain insurance for its directors and officers against any liability asserted against them and incurred by them in that capacity or arising out of their status as such, whether or not Registrant would have the power to indemnify such directors and officers under such statute, and (b) under certain circumstances to pay the reasonable expenses incurred by a director or officer in defending an action, suit or proceeding in advance of the final disposition of the action, suit or proceeding.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

          Indemnification of the Registrant's Custodian, Transfer Agent, Accounting/Pricing Agent and Administrator against certain stated liabilities is provided for by the following documents:

          (a) Section 7 of the Investment Advisory Agreement is incorporated herein by reference to Exhibit No. 99.5 of Post-Effective Amendment No. 43;

          (b) Section 8 of the Underwriting Agreement is incorporated herein by reference to Exhibit No. 23 (e) of Post-Effective Amendment No. 50.;

          (c) Section 13 of the Custodian Services Agreement is incorporated herein by reference to Exhibit No. 23(g) of Post-Effective Amendment No. 49;

          (d) Section 26 of the Shareholder Services Agreement is incorporated herein by reference to Exhibit No. 99.9(b) through 99.9(f) of Post-Effective Amendment No. 44;

          (e) Section 10 of the Accounting Services Agreement is incorporated herein by reference to Exhibit No. 99.9(g) of Post-Effective Amendment No. 44; and

          (f) Section 8 of the Administration Agreement is incorporated herein by reference to Exhibit No. 99.9(a) of Post-Effective Amendment No. 17.

Item 26.  Business and Other Connections of Investment Advisor

          Stratton Management Company provides investment advisory services consisting of portfolio management for a variety of individuals and institutions, and as of December 31, 2002 had approximately $902 million in assets under management. It presently also acts as investment advisor to two other registered investment companies, Stratton Monthly Dividend REIT Shares, Inc. and The Stratton Funds, Inc.

          To the knowledge of the Registrant, none of the Directors or executive officers of Stratton Management are or have been, at any time during the past two years, engaged in any other business, profession, vocation or employment of a substantial nature.

Item 27.  Principal Underwriter

      (a) PFPC Distributors, Inc. (the "Distributor"), the principal underwriter for the Registrant's securities, currently acts as principal underwriter for the following entities as of January 31, 2003:

          International Dollar Reserve Fund I, Ltd.
          GAMNA Series Funds, Inc.
          WT Investment Trust
          Kalmar Pooled Investment Trust
          The RBB Fund, Inc.

          Harris Insight Funds Trust
          AB Funds Trust
          AFBA 5 Star Funds
          Deutsche Asset Management VIT Funds
          Forward Funds, Inc.
          Hillview Investment Trust II
          Matthews International Funds
          Metropolitan West Funds
          New Covenant Funds, Inc.
          Pictet Funds
          RS Investment Trust
          Smith Graham Institutional Funds
          Stratton Growth Fund, Inc.
          Stratton Monthly Dividend REIT Shares, Inc.
          The Stratton Funds, Inc.
          Trainer, Wortham First Mutual Funds
          Undiscovered Managers Funds
          Whitehall Funds Trust
          Wilshire Target Funds, Inc.
          Weiss, Peck & Greer Funds Trust
          Weiss, Peck & Greer International Fund
          WPG Large Cap Growth Fund
          WPG Tudor Fund
          Tomorrow Funds Retirement Trust

          Distributed by BlackRock Distributors, Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:
                            BlackRock Provident Institutional Funds
                            BlackRock Funds, Inc.

          Distributed by Northern Funds Distributors, LLC., a wholly owned subsidiary of PFPC Distributors, Inc.:
                            Northern Funds Trust
                            Northern Institutional Funds Trust

          Distributed by Offit Funds Distributor, Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:
                            The Offit Investment Fund, Inc.
                            The Offit Variable Insurance Fund, Inc.

          Distributed by ABN AMRO Distribution Services (USA), Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:
                            ABN AMRO Funds

      (b) The following is a list of the executive officers, directors, and partners of PFPC Distributors, Inc.:

               Brian Burna               Director
               Susan Keller              Director
               Steven Turowski           Chairman, Chief Executive Officer &
                                         President
               Michael Denofrio          Director
               Bruno DiStefano           Vice President
               Susan K. Miscaritolo      Vice President
               Elizabeth T. Holtsbery    Vice President

               Thomas Rodman             Vice President
               Rita G. Adler             Chief Compliance Officer
               Christine A. Ritch        Chief Legal Officer
               Salvatore Faia            Secretary and Clerk
               Christopher S. Conner     Assistant Secretary and Assistant Clerk
               Bradley A. Stearns        Assistant Secretary and Assistant Clerk
               John L. Wilson            Assistant Secretary and Assistant Clerk
               Douglas D. Castagna       Controller and Assistant Treasurer
               John Coary                Treasurer

      (c) Not Applicable.

Item 28.  Location of Accounts and Records

          All records described in Section 31(a) of the 1940 Act and the Rules 17 CFR 270.31a-1 to 31a-31 promulgated thereunder, are maintained by Stratton Management Company, the Fund's Investment Advisor, Plymouth Meeting Executive Campus, 610 W. Germantown Pike, Suite 300, Plymouth Meeting, Pennsylvania 19462-1050, except for those maintained by the Fund's Custodian, PFPC Trust Company, Inc., 800 Tinicum Blvd., 5/th/ Floor, Philadelphia, Pennsylvania 19153 and PFPC Inc., the Fund's Administrator, Transfer, Redemption and Dividend Disbursing Agent, Administrator of its Retirement Plans and Accounting Services Agent, 760 Moore Road, King of Prussia, Pennsylvania 19406-1212.

Item 29.  Management Services

          Not Applicable

Item 30.  Undertakings - None

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 51 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Plymouth Meeting, and the State of Pennsylvania on the 23rd day of April, 2003.


        STRATTON GROWTH FUND, INC.
        Registrant

        /s/ John A. Affleck
        -------------------
        John A. Affleck, President


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 51 to the Registration Statement of Stratton Growth Fund, Inc. has been signed below by the following persons in the capacities and on the date indicated.

Signature                           Capacity                            Date
---------------------------------------------------------------------------------------
/s/ James W. Stratton               Chief Executive Officer             April 23, 2003
-----------------------             and Director
James W. Stratton

/s/ Lynne M. Cannon                 Director                            April 23, 2003
-------------------
Lynne M. Cannon

/s/ John J. Lombard, Jr.            Director                            April 23, 2003
------------------------
John J. Lombard, Jr.

/s/ Douglas J. MacMaster, Jr.       Director                            April 23, 2003
-----------------------------
Douglas J. MacMaster, Jr.

/s/ Merritt N. Rhoad, Jr.           Director                            April 23, 2003
-------------------------
Merritt N. Rhoad, Jr.

/s/ Richard W. Stevens              Director                            April 23, 2003
----------------------
Richard W. Stevens

/s/ Patricia L. Sloan               Treasurer                           April 23, 2003
---------------------
Patricia L. Sloan

/s/ John A. Affleck                 President                           April 23, 2003
-------------------
John A. Affleck

/s/ James A. Beers                  Chief Financial Officer             April 23, 2003
------------------
James A. Beers

                        SCHEDULE OF EXHIBITS TO FORM N-1A
                           Stratton Growth Fund, Inc.

Exhibit
Number          Exhibit
------          -------

23(b)(i) Amendments to By-Laws of Stratton Growth Fund, Inc. effective December 10, 2002.

23(h)(ii)(c)    Anti-Money Laundering and Privacy Amendment effective July 24,
                2002.

23(j)           Consent of Independent Auditors